     As filed with the Securities and Exchange Commission on April 8, 2002
                                                             File No. 333-69489
                                                                       811-4732
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

         Pre-Effective Amendment No.                                        [ ]
                                    ------

         Post-Effective Amendment No.  10                                   [X]
                                     -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.  230                                        [X]


                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                                  Hartford Life
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:


         immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X  on May 1, 2002 pursuant to paragraph (b) of Rule 485
     ---
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
         on ______, 2002 pursuant to paragraph (a)(1) of Rule 485
     ---
         this post-effective amendment designates a new effective date for a
     ---
         previously filed post-effective amendment.
     ---


PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

NATIONS VARIABLE ANNUITY
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)         [Hartford Life Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series II and Series II R of Nations variable annuity. Please read it carefully.


Nations variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:


- NATIONS ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Asset Allocation Portfolio of Nations Separate Account Trust



- NATIONS CAPITAL GROWTH PORTFOLIO SUB-ACCOUNT (formerly Nations Managed Index Portfolio Sub-Account) which purchases shares of Nations Capital Growth Portfolio (formerly Nations Managed Index Portfolio) of Nations Separate Account Trust



- NATIONS HIGH YIELD BOND PORTFOLIO SUB-ACCOUNT which purchases shares of Nations High Yield Bond Portfolio of Nations Separate Account Trust



- NATIONS INTERNATIONAL VALUE PORTFOLIO SUB-ACCOUNT which purchases shares of Nations International Value Portfolio of Nations Separate Account Trust



- NATIONS MARSICO 21ST CENTURY PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Marsico 21st Century Portfolio of Nations Separate Account Trust



- NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Marsico Focused Equities Portfolio of Nations Separate Account Trust



- NATIONS MARSICO GROWTH PORTFOLIO SUB-ACCOUNT (formerly Nations Marsico Growth & Income Portfolio Sub-Account) which purchases shares of Nations Marsico Growth Portfolio (formerly Nations Marsico Growth & Income Portfolio) of Nations Separate Account Trust



- NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Marsico International Opportunities Portfolio of Nations Separate Account Trust



- NATIONS MIDCAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases shares of Nations MidCap Growth Portfolio of Nations Separate Account Trust



- NATIONS SMALL COMPANY PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Small Company Portfolio of Nations Separate Account Trust



- NATIONS VALUE PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Value Portfolio of Nations Separate Account Trust



- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds



- AIM V.I. HIGH YIELD FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. High Yield Fund of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT (formerly AIM V.I. Value Fund Sub-Account) which purchases Series I shares of the AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund) of the A I M Variable Insurance Funds



- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Advisers HLS Fund, Inc.



- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Bond HLS Fund, Inc.



- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Capital Appreciation HLS Fund, Inc.



- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Dividend and Growth HLS Fund, Inc.



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Opportunities HLS Fund, Inc.



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund, Inc.



- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Small Company HLS Fund, Inc.



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Stock HLS Fund, Inc.


You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.


Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).


This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   10
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 12
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            12
--------------------------------------------------------------------------------
  The Separate Account                                                       12
--------------------------------------------------------------------------------
  The Funds                                                                  12
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   15
--------------------------------------------------------------------------------
THE CONTRACT                                                                 16
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               16
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Death Benefit                                                              20
--------------------------------------------------------------------------------
  Surrenders                                                                 24
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              25
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     28
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            28
--------------------------------------------------------------------------------
  Legal Matters                                                              29
--------------------------------------------------------------------------------
  More Information                                                           29
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   29
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     34
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           35
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           38
--------------------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                                     41
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.


FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.


GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Administrative Charge (4)                        0.15%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.40%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges (5)                        1.75%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


(4) The Administrative Charge only applies to Contracts issued on or after May 1, 2002 (Series II R Contracts).



(5) Total Separate Account Annual Expenses with all optional charges for Contracts issued before May 1, 2002 (Series II Contracts) is 1.60%.



The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.



The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)


                                               12B-1
                                            DISTRIBUTION
                                               AND/OR                        TOTAL FUND
                                MANAGEMENT   SERVICING     OTHER              OPERATING
                                   FEES         FEES      EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------
Nations Asset Allocation
  Portfolio (1)(2)(3)             0.00%        0.00%       1.00%                      1.00%
-------------------------------------------------------------------------------------------------
Nations Capital Growth
  Portfolio (1)(2)(3)             0.30%        0.00%       0.70%                      1.00%
-------------------------------------------------------------------------------------------------
Nations High Yield Bond
  Portfolio (1)(2)(3)             0.00%        0.00%       1.00%                      1.00%
-------------------------------------------------------------------------------------------------
Nations International Value
  Portfolio (1)(2)(3)             0.00%        0.00%       1.25%                      1.25%
-------------------------------------------------------------------------------------------------
Nations Marsico 21st Century
  Portfolio (1)(2)(3)             0.00%        0.00%       1.10%                      1.10%
-------------------------------------------------------------------------------------------------
Nations Marsico Focused
  Equities Portfolio (1)(2)(3)    0.75%        0.00%       0.38%                      1.13%
-------------------------------------------------------------------------------------------------
Nations Marsico Growth
  Portfolio (1)(2)(3)             0.75%        0.00%       0.43%                      1.18%
-------------------------------------------------------------------------------------------------
Nations Marsico International
  Opportunities Portfolio
  (1)(2)(3)                       0.00%        0.00%       1.25%                      1.25%
-------------------------------------------------------------------------------------------------
Nations MidCap Growth
  Portfolio (2)(3)                0.00%        0.00%       1.00%                      1.00%
-------------------------------------------------------------------------------------------------
Nations Small Company
  Portfolio (1)(2)(3)             0.11%        0.00%       1.14%                      1.25%
-------------------------------------------------------------------------------------------------
Nations Value Portfolio
  (1)(2)(3)                       0.00%        0.00%       1.00%                      1.00%
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund -- Series I                0.61%         N/A        0.24%                      0.85%
-------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund --
  Series I                        0.63%         N/A        0.66%                      1.29%
-------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
  -- Series I                     0.60%         N/A        0.25%                      0.85%
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund        0.63%        0.25%       0.03%                      0.91%
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund            0.48%        0.25%       0.03%                      0.76%
-------------------------------------------------------------------------------------------------
Hartford Capital Appreciation
  HLS Fund                        0.63%        0.25%       0.05%                      0.93%
-------------------------------------------------------------------------------------------------
Hartford Dividend and Growth
  HLS Fund                        0.65%        0.25%       0.03%                      0.93%
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund          0.70%        0.25%       0.11%                      1.06%
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund    0.45%        0.25%       0.03%                      0.73%
-------------------------------------------------------------------------------------------------
Hartford Small Company HLS
  Fund                            0.72%        0.25%       0.04%                      1.01%
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund           0.46%        0.25%       0.03%                      0.74%
-------------------------------------------------------------------------------------------------



(1) The figures shown are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.



(2) Each Nations Portfolio is subject to fees up to 0.25% of its average daily net assets pursuant to a shareholder servicing and distribution plan. The shareholder servicing and distribution plan provides that a Portfolio may pay banks, broker/dealers, insurance companies or other financial institutions that have entered into sales support agreements with Stephens, Inc., the distributor of the Portfolio, or a shareholder servicing agreement with the Portfolio for certain expenses that are incurred in connection with sales support and shareholder services. Currently shareholder servicing and distribution fees are being waived by each Nations Portfolio.



(3) The investment adviser and other service providers to these Portfolios have agreed to waive a portion of their fees and/or reimburse expenses, including distribution fees, until May 1, 2003, in order to maintain Total Fund Operating Expenses at the levels

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    shown. There is no assurance that these waivers and/or reimbursement will continue after this date. Absent these waivers and/or reimbursements, Total Fund Operating Expenses would be:



                                               12B-1
                                            DISTRIBUTION
                                               AND/OR                        TOTAL FUND
                                MANAGEMENT   SERVICING     OTHER              OPERATING
                                   FEES         FEES      EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------
Nations Asset Allocation
  Portfolio                       0.65%        0.25%       1.43%                      2.33%
-------------------------------------------------------------------------------------------------
Nations Capital Growth
  Portfolio                       0.65%        0.25%       0.70%                      1.60%
-------------------------------------------------------------------------------------------------
Nations High Yield Bond
  Portfolio                       0.55%        0.25%       1.33%                      2.13%
-------------------------------------------------------------------------------------------------
Nations International Value
  Portfolio                       0.90%        0.25%       1.88%                      3.03%
-------------------------------------------------------------------------------------------------
Nations Marsico 21st Century
  Portfolio                       0.75%        0.25%       2.47%                      3.47%
-------------------------------------------------------------------------------------------------
Nations Marsico Focused
  Equities Portfolio              0.75%        0.25%       0.38%                      1.38%
-------------------------------------------------------------------------------------------------
Nations Marsico Growth
  Portfolio                       0.75%        0.25%       0.43%                      1.43%
-------------------------------------------------------------------------------------------------
Nations Marsico International
  Opportunities Portfolio         0.80%        0.25%       1.46%                      2.51%
-------------------------------------------------------------------------------------------------
Nations MidCap Growth
  Portfolio                       0.65%        0.25%       4.83%                      5.73%
-------------------------------------------------------------------------------------------------
Nations Small Company
  Portfolio                       0.90%        0.25%       1.14%                      2.29%
-------------------------------------------------------------------------------------------------
Nations Value Portfolio           0.65%        0.25%       1.10%                      2.00%
-------------------------------------------------------------------------------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Nations Asset Allocation
  Portfolio                 $88     $139     $182      $304     $27      $83     $143      $303
-------------------------------------------------------------------------------------------------
Nations Capital Growth
  Portfolio                 $88     $139     $182      $304     $27      $83     $143      $303
-------------------------------------------------------------------------------------------------
Nations High Yield Bond
  Portfolio                 $88     $139     $182      $304     $27      $83     $143      $303
-------------------------------------------------------------------------------------------------
Nations International
  Value Portfolio           $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Nations Marsico 21st
  Century Portfolio         $89     $142     $187      $314     $28      $86     $148      $313
-------------------------------------------------------------------------------------------------
Nations Marsico Focused
  Equities Portfolio        $89     $142     $187      $314     $28      $86     $148      $313
-------------------------------------------------------------------------------------------------
Nations Marsico Growth
  Portfolio                 $89     $142     $187      $314     $28      $86     $148      $313
-------------------------------------------------------------------------------------------------
Nations Marsico
  International
  Opportunities Portfolio   $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Nations MidCap Growth
  Portfolio                 $88     $139     $182      $304     $27      $83     $143      $303
-------------------------------------------------------------------------------------------------
Nations Small Company
  Portfolio                 $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Nations Value Portfolio     $88     $139     $182      $304     $27      $83     $143      $303
-------------------------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation Fund         $87     $135     $175      $289     $25      $79     $135      $288
-------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund    $91     $148     $196      $332     $30      $92     $157      $331
-------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity
  Fund                      $87     $135     $175      $289     $25      $79     $135      $288
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $87     $137     $178      $295     $26      $81     $138      $294
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $86     $132     $170      $280     $24      $76     $130      $279
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $88     $137     $179      $297     $26      $81     $139      $296
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $88     $137     $179      $297     $26      $81     $139      $296
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $89     $141     $185      $310     $27      $85     $146      $309
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $86     $131     $169      $277     $24      $75     $129      $276
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $88     $139     $183      $305     $27      $84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $78     $110     $132      $199     $16      $52     $ 91      $198
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Nations Asset Allocation
  Portfolio                 $27      $84     $143      $304
-------------------------
Nations Capital Growth
  Portfolio                 $27      $84     $143      $304
-------------------------
Nations High Yield Bond
  Portfolio                 $27      $84     $143      $304
-------------------------
Nations International
  Value Portfolio           $30      $92     $156      $328
-------------------------
Nations Marsico 21st
  Century Portfolio         $28      $87     $148      $314
-------------------------
Nations Marsico Focused
  Equities Portfolio        $28      $87     $148      $314
-------------------------
Nations Marsico Growth
  Portfolio                 $28      $87     $148      $314
-------------------------
Nations Marsico
  International
  Opportunities Portfolio   $30      $92     $156      $328
-------------------------
Nations MidCap Growth
  Portfolio                 $27      $84     $143      $304
-------------------------
Nations Small Company
  Portfolio                 $30      $92     $156      $328
-------------------------
Nations Value Portfolio     $27      $84     $143      $304
-------------------------
AIM V.I. Capital
  Appreciation Fund         $26      $80     $136      $289
-------------------------
AIM V.I. High Yield Fund    $30      $93     $158      $332
-------------------------
AIM V.I. Premier Equity
  Fund                      $26      $80     $136      $289
-------------------------
Hartford Advisers HLS
  Fund                      $26      $81     $139      $295
-------------------------
Hartford Bond HLS Fund      $25      $77     $131      $280
-------------------------
Hartford Capital
  Appreciation HLS Fund     $27      $82     $140      $297
-------------------------
Hartford Dividend and
  Growth HLS Fund           $27      $82     $140      $297
-------------------------
Hartford International
  Opportunities HLS Fund    $28      $86     $146      $310
-------------------------
Hartford Money Market HLS
  Fund                      $25      $76     $130      $277
-------------------------
Hartford Small Company
  HLS Fund                  $28      $84     $144      $305
-------------------------
Hartford Stock HLS Fund     $17      $53     $ 92      $199
-------------------------

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:


- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.



- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.



- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.



- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.



If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:



- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and



- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.



If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:



- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and



- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.



The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value on the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01        A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       9/20/01       AA    Financials security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01       AA+   Claims paying ability
------------------------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.


- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.


- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


Nations Asset Allocation Portfolio, Nations Capital Growth Portfolio, Nations High Yield Bond Portfolio, Nations International Value Portfolio, Nations Marsico 21st Century Portfolio, Nations Marisco Focused Equities Portfolio, Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, and Nations MidCap Growth Portfolio are distributed by Stephens Inc. and are portfolios of Nations Separate Account Trust, a Delaware business trust which is a registered open-end management investment company. Banc of America Advisors, LLC (BA Advisors) (formerly Banc of America Advisers, Inc. (BAAI)) serves as the investment adviser to these Funds.



Banc of America Capital Management, LLC (BACAP) (formerly Banc of America Capital Management, Inc.) serves as the investment sub-adviser to Nations Asset Allocation Portfolio, Nations Capital Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, and Nations MidCap Growth Portfolio. Nations Marsico Growth Portfolio), Nations Marsico Focused Equities Portfolio, Nations Marisco 21st Century Portfolio, and Nations Marisco International Opportunities Portfolio are sub-advised by Marsico Capital Management, LLC. MacKay Shields LLC is investment sub-adviser to Nations High Yield Bond Portfolio. Brandes Investment Partners, L.P. is investment sub-adviser to Nations International Value Portfolio.



The AIM V.I. Capital Appreciation Fund, AIM V.I. High Yield Fund, and AIM V.I. Premier Equity Fund are investment company portfolios of AIM Variable Insurance Funds, which is a registered open-end, series, management investment company. A I M Advisors, Inc. serves as the investment adviser to these Funds.



Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Annuity.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


NATIONS ASSET ALLOCATION PORTFOLIO -- Seeks to obtain long-term growth from capital appreciation, and dividend and interest income.



NATIONS CAPITAL GROWTH PORTFOLIO -- Seeks growth of capital by investing in companies that are believed to have superior earnings growth potential.



NATIONS HIGH YIELD BOND PORTFOLIO -- Seeks maximum income by investing in a diversified portfolio of high yield debt securities.



NATIONS INTERNATIONAL VALUE PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.



NATIONS MARSICO 21ST CENTURY PORTFOLIO -- Seeks long-term growth of capital.



NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO -- Seeks long-term growth of capital.



NATIONS MARSICO GROWTH PORTFOLIO (formerly Marsico Growth & Income Portfolio) -- Seeks long-term growth of capital with a limited emphasis on income.



NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO -- Seeks long-term growth of capital.



NATIONS MIDCAP GROWTH PORTFOLIO -- Seeks capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.



NATIONS SMALL COMPANY PORTFOLIO -- Seeks long-term capital growth by investing primarily in equity securities.



NATIONS VALUE PORTFOLIO -- Seeks growth of capital by investing in companies that are believed to be undervalued.



AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks with emphasis on companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long term growth in earnings with excellent prospects for future growth.



AIM V.I. HIGH YIELD FUND -- Seeks to achieve a high level of current income. The Fund seeks to meet its objective by, normally, investing at least 80% of its net assets in non-investment grade debt securities, i.e. "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the accompanying prospectus for the Fund.



AIM V.I. PREMIER EQUITY FUND (formerly AIM V.I. Value Fund) -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets in equity securities, including convertible securities.



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital, with income as a secondary consideration, by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in stocks. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

                                                                              15
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.


If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.



DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.


Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.


The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.



You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.
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                                                 HARTFORD LIFE INSURANCE COMPANY
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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section "4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of
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                                                                              17
HARTFORD LIFE INSURANCE COMPANY
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Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation
Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.


When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.


To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.


ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:


- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.


We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.


None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.
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                                                 HARTFORD LIFE INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668


- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com


Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

                                                                              19
HARTFORD LIFE INSURANCE COMPANY
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For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of
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20
                                                 HARTFORD LIFE INSURANCE COMPANY
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how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.


For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulations and the annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.


ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.


The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium

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HARTFORD LIFE INSURANCE COMPANY
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Payments and partial Surrenders. We will calculate an Anniversary Value for each
Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.



If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:



- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and



- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.



If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:



- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and



- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.



The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.



You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.


The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.


The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".


The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
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                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."


The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:



- The aggregate Premium Payments minus any Surrenders;



- The aggregate Contract Value plus $1 million.



However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:



- The aggregate Contract Value; plus



- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.



Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.


HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.


The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.


REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can
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HARTFORD LIFE INSURANCE COMPANY
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choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------


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                                                 HARTFORD LIFE INSURANCE COMPANY
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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

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HARTFORD LIFE INSURANCE COMPANY
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If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e.

26
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time

                                                                              27
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.


3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one
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Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.


On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.


OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the
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HARTFORD LIFE INSURANCE COMPANY
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securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.
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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN
QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for
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HARTFORD LIFE INSURANCE COMPANY
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    tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).


    5. Distributions made under certain annuities issued in connection with structured settlement agreements.



    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.


If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

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    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
     Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
     If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if
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additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.


F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.



G. GENERATION SKIPPING TRANSFERS



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------
    Independent Public Accountants
------------------------------------------------------
    Non-Participating
------------------------------------------------------
    Misstatement of Age or Sex
------------------------------------------------------
    Principal Underwriter
------------------------------------------------------
PERFORMANCE RELATED INFORMATION
------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
------------------------------------------------------
    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
------------------------------------------------------
    Performance Comparisons
------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

                                                                              35
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.



2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon severance from employment;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

36
                                                 HARTFORD LIFE INSURANCE COMPANY
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In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- has a severance from employment,



- dies, or



- suffers an unforeseeable financial emergency as defined in the Code.



4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408



TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.



SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



INFORMATION ABOUT DEATH BENEFITS AND IRAS -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA.



Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.



5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or



- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than

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HARTFORD LIFE INSURANCE COMPANY
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the Required Beginning Date. Generally, the Required Beginning Date is April 1
of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.



The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.



(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.



Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:



- the non-taxable portion of the distribution;



- required minimum distributions;



- hardship distributions;



- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or



- direct transfer distributions.



Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).



Certain states require withholding of state taxes when federal income tax is withheld.



6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.



Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

--------------------------------------------------------------------------------

                                                                              39
HARTFORD LIFE INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.
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                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.
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HARTFORD LIFE INSURANCE COMPANY
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APPENDIX III -- ACCUMULATION UNIT VALUES



(For an Accumulation Unit outstanding throughout the period)



The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS ASSET ALLOCATION PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.037   $0.971   $0.970
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.976   $1.037   $0.971
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   7,784    6,685    5,572
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.035   $0.970   $1.016
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.972   $1.035   $0.970
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     791      362      139
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.033       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.974       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     178       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.031       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.970       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     127       --       --
-----------------------------------------------------------------
NATIONS CAPITAL GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.119   $1.280   $1.097
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.973   $1.119   $1.280
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  12,204   13,980   10,498
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.116   $1.279   $1.197
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.969   $1.116   $1.279
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     891      948      486
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.175       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.971       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     374       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.172       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.967       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1       --       --
-----------------------------------------------------------------

42
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS HIGH YIELD BOND PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.941   $1.000       --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.006   $0.941       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   3,294      325       --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.940   $1.000       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.004   $0.940       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     344       80       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.999       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.005       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     396       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.998       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.002       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     191       --       --
-----------------------------------------------------------------
NATIONS INTERNATIONAL VALUE
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.941   $1.000       --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.837   $0.941       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   6,788    1,091       --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.940   $1.000       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.835   $0.940       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     511      159       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.953       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.836       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,090       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.952       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.834       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     507       --       --
-----------------------------------------------------------------

                                                                              43
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS MARSICO 21ST CENTURY
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.826   $1.149   $1.060
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.599   $0.826   $1.149
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   5,900    5,857    5,489
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.824   $1.148   $1.151
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.597   $0.824   $1.148
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     422      317      171
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.873       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.598       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     243       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.871       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.596       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     118       --       --
-----------------------------------------------------------------
NATIONS MARSICO FOCUSED EQUITIES
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.597   $1.921   $1.193
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.297   $1.597   $1.921
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  79,860   86,530   53,496
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.593   $1.919   $1.486
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.292   $1.593   $1.919
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   6,367    6,518    2,185
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.579       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.295       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,056       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.575       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.289       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     196       --       --
-----------------------------------------------------------------

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS MARSICO GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.581   $1.828   $1.193
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.286   $1.581   $1.828
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  47,650   51,434   30,214
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.577   $1.826   $1.355
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.281   $1.577   $1.826
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   5,736    5,978    1,717
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.564       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.284       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     627       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.560       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.279       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     287       --       --
-----------------------------------------------------------------
NATIONS MARSICO INTERNATIONAL
  OPPORTUNITIES PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.240   $1.456   $1.031
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.053   $1.240   $1.456
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   8,921    9,361    2,820
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.237   $1.455   $1.092
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.049   $1.237   $1.455
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     967      852      206
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.263       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.051       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      71       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.260       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.047       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      22       --       --
-----------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS MIDCAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000       --       --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.837       --       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,404       --       --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.836       --       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     115       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.836       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     233       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.835       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     162       --       --
-----------------------------------------------------------------
NATIONS SMALL COMPANY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.014   $0.926   $0.886
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.041   $1.014   $0.926
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   4,777    3,618    2,517
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.012   $0.925   $0.846
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.037   $1.012   $0.925
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     436      311       37
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.057       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.039       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     279       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.055       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.035       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     135       --       --
-----------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.110   $1.046   $1.034
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.017   $1.110   $1.046
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  10,373    9,549    8,893
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.107   $1.045   $1.109
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.013   $1.107   $1.045
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     640      417      250
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.094       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.015       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     289       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.091       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.011       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     194       --       --
-----------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.271   $1.445   $1.012
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.963   $1.271   $1.445
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  12,461   11,910    3,468
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.268   $1.444   $1.046
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.959   $1.268   $1.444
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,079    1,577      381
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.350       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.961       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     122       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.346       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.958       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     196       --       --
-----------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
AIM V.I. HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.790   $0.988   $0.905
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.741   $0.790   $0.988
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   8,485   10,146    8,479
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.788   $0.987   $0.969
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.738   $0.788   $0.987
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,192    1,263      403
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.856       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.740       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     120       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.854       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.737       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     106       --       --
-----------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.130   $1.341   $1.045
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.976   $1.130   $1.341
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  35,647   34,084   16,920
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.127   $1.339   $1.148
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.972   $1.127   $1.339
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   5,961    5,364    1,501
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.188       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.974       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,042       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.184       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.970       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     303       --       --
-----------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.183   $1.209   $1.109
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.112   $1.183   $1.209
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 151,553  139,434  108,468
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.180   $1.208   $1.175
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.108   $1.180   $1.208
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  12,306    9,411    4,920
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.007       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.945       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   9,344       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.006       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.942       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,856       --       --
-----------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.119   $1.013   $1.049
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.199   $1.119   $1.013
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  35,669   19,556   15,197
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.116   $1.012   $1.037
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.194   $1.116   $1.012
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   3,832    1,636      414
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.091       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.166       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,659       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.089       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.163       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,032       --       --
-----------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.523   $1.365   $1.007
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.397   $1.523   $1.365
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  45,074   33,651   15,955
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.519   $1.363   $1.139
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.392   $1.519   $1.363
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   4,641    3,462      876
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.952       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.872       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   4,040       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.951       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.870       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,818       --       --
-----------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.166   $1.066   $1.027
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.103   $1.166   $1.066
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  25,335   16,308   14,774
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.163   $1.065   $1.102
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.099   $1.163   $1.065
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,135    1,114      313
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.193       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.126       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,016       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.192       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.123       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     620       --       --
-----------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.104   $1.350   $0.979
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.884   $1.104   $1.350
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   6,146    6,892    2,221
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.101   $1.349   $1.077
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.881   $1.101   $1.349
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     719      846      136
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.791       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.632       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      62       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.790       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.630       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      26       --       --
-----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.112   $1.063   $1.028
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.139   $1.112   $1.063
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  25,771    8,570    8,076
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.109   $1.062   $1.038
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.134   $1.109   $1.062
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,768      911      207
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.037       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.060       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   4,285       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.036       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.057       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     374       --       --
-----------------------------------------------------------------

                                                                              51
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.369   $1.599   $0.978
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.148   $1.369   $1.599
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  14,612   13,811    6,012
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.366   $1.597   $1.074
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.144   $1.366   $1.597
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,470    1,237      361
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.716       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.600       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,462       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.716       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.598       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     242       --       --
-----------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.232   $1.344   $1.138
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.066   $1.232   $1.344
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  52,983   49,038   34,029
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.229   $1.343   $1.259
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.061   $1.229   $1.343
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   4,552    4,475    1,254
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.965       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.833       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,929       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.964       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.831       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     709       --       --
-----------------------------------------------------------------



(a) Inception date July 3, 2000.



(b) Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Nations variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                       PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO

               SERIES II AND SERIES II R OF NATIONS VARIABLE ANNUITY


--------------------------------------------------------------------------------
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2002
Date of Statement of Additional Information: May 1, 2002


--------------------------------------------------------------------------------

                            TABLE OF CONTENTS

GENERAL INFORMATION..........................................................2
      Safekeeping of Assets..................................................2
      Independent Public Accountants.........................................2
      Non-Participating......................................................3
      Misstatement of Age or Sex.............................................3
      Principal Underwriter..................................................4
PERFORMANCE RELATED INFORMATION..............................................4
      Total Return for all Sub-Accounts......................................4
      Yield for Sub-Accounts.................................................5
      Money Market Sub-Accounts..............................................5
      Additional Materials...................................................6
      Performance Comparisons................................................6
PERFORMANCE TABLES...........................................................8
FINANCIAL STATEMENTS..................................................... SA-1

                           GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.


                        PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1) -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)      ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York
     Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------
                                                     SUB-ACCOUNT                                             SINCE
SUB-ACCOUNT                                         INCEPTION DATE      1 YEAR      5 YEAR      10 YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------------------
Nations Asset Allocation Portfolio                     04/01/98         -15.28%       N/A         N/A       -5.34%

Nations Capital Growth Portfolio                       04/01/98         -21.88%       N/A         N/A       -5.09%

Nations High Yield Bond Portfolio                      07/03/00         -3.02%        N/A         N/A       -7.56%

Nations International Value Portfolio                  07/03/00         -20.01%       N/A         N/A       -18.80%

Nations Marsico 21st Century Portfolio                 04/01/98         -35.35%       N/A         N/A       -17.70%

Nations Marsico Focused Equities Portfolio             04/01/98         -27.28%       N/A         N/A        3.55%

Nations Marsico Growth Portfolio                       04/01/98         -27.14%       N/A         N/A        3.25%

Nations Marsico International Opportunities
Portfolio                                              04/01/98         -23.79%       N/A         N/A       -2.91%

Nations MidCap Growth Portfolio                        05/01/01           N/A         N/A         N/A       -24.95%

Nations Small Company Portfolio                        04/01/98         -7.33%        N/A         N/A       -3.93%

Nations Value Portfolio                                04/01/98         -17.56%       N/A         N/A       -4.15%

AIM V.I. Capital Appreciation Fund                     05/05/93         -32.33%      1.60%        N/A        8.48%

AIM V.I. High Yield Fund                               05/01/98         -15.53%       N/A         N/A       -12.47%

AIM V.I. Premier Equity Fund                           05/05/93         -22.48%      5.52%        N/A       10.14%

Hartford Advisers HLS Fund                             06/02/86         -15.37%      5.68%       7.35%        N/A

Hartford Bond HLS Fund                                 06/02/86         -2.86%       2.43%       2.72%        N/A

Hartford Capital Appreciation HLS Fund                 06/02/86         -17.47%     11.02%      13.16%        N/A

Hartford Dividend and Growth HLS Fund                  03/09/94         -14.81%      7.00%        N/A       11.17%

Hartford International Opportunities HLS Fund          07/02/90         -28.29%     -3.67%       1.63%        N/A

Hartford Money Market HLS Fund                         06/30/80         -7.56%      -0.16%       0.15%        N/A

Hartford Small Company HLS Fund                        08/09/96         -24.79%      5.65%        N/A        6.25%

Hartford Stock HLS Fund                                06/02/86         -22.33%      7.10%       9.85%        N/A

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------
                                                                                                            SINCE
SUB-ACCOUNT                                     FUND INCEPTION DATE    1 YEAR      5 YEAR      10 YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------------------
Nations Asset Allocation Portfolio                    04/01/98         -5.90%        N/A         N/A       -0.64%

Nations Capital Growth Portfolio                      04/01/98         -13.00%       N/A         N/A       -0.72%

Nations High Yield Bond Portfolio                     07/03/00          6.98%        N/A         N/A        0.43%

Nations International Value Portfolio                 07/03/00         -10.99%       N/A         N/A       -11.19%

Nations Marsico 21st Century Portfolio                04/01/98         -27.48%       N/A         N/A       -12.77%

Nations Marsico Focused Equities Portfolio            04/01/98         -18.80%       N/A         N/A        7.18%

Nations Marsico Growth Portfolio                      04/01/98         -18.66%       N/A         N/A        6.94%

Nations Marsico International Opportunities
Portfolio                                             04/01/98         -15.05%       N/A         N/A        1.39%

Nations MidCap Growth Portfolio                       05/01/01           N/A         N/A         N/A       -16.30%

Nations Small Company Portfolio                       04/01/98          2.64%        N/A         N/A        1.07%

Nations Value Portfolio                               04/01/98         -8.36%        N/A         N/A        0.45%

AIM V.I. Capital Appreciation Fund                    05/05/93         -24.23%      4.69%        N/A       10.36%

AIM V.I. High Yield Fund                              05/01/98         -6.18%        N/A         N/A       -7.53%

AIM V.I. Premier Equity Fund                          05/05/93         -13.65%      8.31%        N/A       11.99%

Hartford Advisers HLS Fund                            03/31/83         -5.99%       8.60%       9.51%        N/A

Hartford Bond HLS Fund                                08/31/77          7.14%       5.96%       5.44%        N/A

Hartford Capital Appreciation HLS Fund                04/02/84         -8.26%      13.74%      14.94%        N/A

Hartford Dividend and Growth HLS Fund                 03/09/94         -5.40%       9.87%        N/A       13.14%

Hartford International Opportunities HLS Fund         07/02/90         -19.89%     -0.10%       4.06%        N/A

Hartford Money Market HLS Fund                        06/30/80          2.40%       3.58%       3.15%        N/A

Hartford Small Company HLS Fund                       08/09/96         -16.13%      8.55%        N/A        9.17%

Hartford Stock HLS Fund                               08/31/77         -13.48%      9.77%      11.78%        N/A

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                       YIELD                       EFFECTIVE YIELD
---------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                    0.37%                            0.37%

       YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                                        YIELD
---------------------------------------------------------------------------------------------------------------------
Nations High Yield Bond Portfolio                                                   N/A

AIM V.I. High Yield Fund                                                            N/A

Hartford Bond HLS Fund                                                             4.25%

ACCUMULATION UNIT VALUES



(For an Accumulation Unit outstanding throughout the period)



The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS ASSET ALLOCATION PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.037   $0.971   $0.970
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.976   $1.037   $0.971
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   7,784    6,685    5,572
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.035   $0.970   $1.016
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.972   $1.035   $0.970
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     791      362      139
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.033       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.974       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     178       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.031       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.970       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     127       --       --
-----------------------------------------------------------------
NATIONS CAPITAL GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.119   $1.280   $1.097
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.973   $1.119   $1.280
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  12,204   13,980   10,498
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.116   $1.279   $1.197
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.969   $1.116   $1.279
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     891      948      486
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.175       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.971       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     374       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.172       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.967       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1       --       --
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS HIGH YIELD BOND PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.941   $1.000       --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.006   $0.941       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   3,294      325       --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.940   $1.000       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.004   $0.940       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     344       80       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.999       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.005       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     396       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.998       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.002       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     191       --       --
-----------------------------------------------------------------
NATIONS INTERNATIONAL VALUE
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.941   $1.000       --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.837   $0.941       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   6,788    1,091       --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.940   $1.000       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.835   $0.940       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     511      159       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.953       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.836       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,090       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.952       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.834       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     507       --       --
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS MARSICO 21ST CENTURY
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.826   $1.149   $1.060
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.599   $0.826   $1.149
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   5,900    5,857    5,489
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.824   $1.148   $1.151
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.597   $0.824   $1.148
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     422      317      171
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.873       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.598       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     243       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.871       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.596       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     118       --       --
-----------------------------------------------------------------
NATIONS MARSICO FOCUSED EQUITIES
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.597   $1.921   $1.193
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.297   $1.597   $1.921
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  79,860   86,530   53,496
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.593   $1.919   $1.486
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.292   $1.593   $1.919
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   6,367    6,518    2,185
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.579       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.295       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,056       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.575       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.289       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     196       --       --
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS MARSICO GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.581   $1.828   $1.193
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.286   $1.581   $1.828
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  47,650   51,434   30,214
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.577   $1.826   $1.355
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.281   $1.577   $1.826
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   5,736    5,978    1,717
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.564       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.284       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     627       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.560       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.279       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     287       --       --
-----------------------------------------------------------------
NATIONS MARSICO INTERNATIONAL
  OPPORTUNITIES PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.240   $1.456   $1.031
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.053   $1.240   $1.456
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   8,921    9,361    2,820
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.237   $1.455   $1.092
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.049   $1.237   $1.455
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     967      852      206
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.263       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.051       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      71       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.260       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.047       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      22       --       --
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS MIDCAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000       --       --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.837       --       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,404       --       --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.836       --       --
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     115       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.836       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     233       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.835       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     162       --       --
-----------------------------------------------------------------
NATIONS SMALL COMPANY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.014   $0.926   $0.886
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.041   $1.014   $0.926
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   4,777    3,618    2,517
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.012   $0.925   $0.846
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.037   $1.012   $0.925
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     436      311       37
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.057       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.039       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     279       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.055       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.035       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     135       --       --
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
NATIONS VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.110   $1.046   $1.034
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.017   $1.110   $1.046
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  10,373    9,549    8,893
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.107   $1.045   $1.109
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.013   $1.107   $1.045
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     640      417      250
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.094       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.015       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     289       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.091       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.011       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     194       --       --
-----------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.271   $1.445   $1.012
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.963   $1.271   $1.445
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  12,461   11,910    3,468
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.268   $1.444   $1.046
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.959   $1.268   $1.444
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,079    1,577      381
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.350       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.961       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     122       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.346       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.958       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     196       --       --
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
AIM V.I. HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.790   $0.988   $0.905
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.741   $0.790   $0.988
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   8,485   10,146    8,479
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.788   $0.987   $0.969
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.738   $0.788   $0.987
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,192    1,263      403
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.856       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.740       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     120       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.854       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.737       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     106       --       --
-----------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.130   $1.341   $1.045
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.976   $1.130   $1.341
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  35,647   34,084   16,920
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.127   $1.339   $1.148
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.972   $1.127   $1.339
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   5,961    5,364    1,501
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.188       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.974       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,042       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.184       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.970       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     303       --       --
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.183   $1.209   $1.109
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.112   $1.183   $1.209
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 151,553  139,434  108,468
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.180   $1.208   $1.175
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.108   $1.180   $1.208
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  12,306    9,411    4,920
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.007       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.945       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   9,344       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.006       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.942       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,856       --       --
-----------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.119   $1.013   $1.049
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.199   $1.119   $1.013
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  35,669   19,556   15,197
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.116   $1.012   $1.037
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.194   $1.116   $1.012
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   3,832    1,636      414
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.091       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.166       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,659       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.089       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.163       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,032       --       --
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.523   $1.365   $1.007
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.397   $1.523   $1.365
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  45,074   33,651   15,955
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.519   $1.363   $1.139
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.392   $1.519   $1.363
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   4,641    3,462      876
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.952       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.872       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   4,040       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.951       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.870       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,818       --       --
-----------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.166   $1.066   $1.027
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.103   $1.166   $1.066
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  25,335   16,308   14,774
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.163   $1.065   $1.102
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.099   $1.163   $1.065
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,135    1,114      313
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.193       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.126       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,016       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.192       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.123       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     620       --       --
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.104   $1.350   $0.979
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.884   $1.104   $1.350
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   6,146    6,892    2,221
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.101   $1.349   $1.077
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.881   $1.101   $1.349
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     719      846      136
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.791       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.632       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      62       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.790       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.630       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      26       --       --
-----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.112   $1.063   $1.028
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.139   $1.112   $1.063
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  25,771    8,570    8,076
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.109   $1.062   $1.038
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.134   $1.109   $1.062
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,768      911      207
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.037       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.060       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   4,285       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.036       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.057       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     374       --       --
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------
SUB-ACCOUNT                           2001     2000       1999
-----------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.369   $1.599   $0.978
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.148   $1.369   $1.599
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  14,612   13,811    6,012
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.366   $1.597   $1.074
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.144   $1.366   $1.597
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,470    1,237      361
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.716       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.600       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,462       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.716       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.598       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     242       --       --
-----------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.232   $1.344   $1.138
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.066   $1.232   $1.344
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  52,983   49,038   34,029
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.229   $1.343   $1.259
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.061   $1.229   $1.343
-----------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   4,552    4,475    1,254
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.965       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.833       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,929       --       --
-----------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.964       --       --
-----------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.831       --       --
-----------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     709       --       --
-----------------------------------------------------------------



(a) Inception date July 3, 2000.



(b) Inception date May 1, 2001.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Nations Asset Allocation Portfolio, Nations Marsico 21st Century Portfolio, Nations Marsico International Opportunities Portfolio, Nations Capital Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, Nations Marsico Focused Equities Portfolio, Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Small Company HLS Fund, AIM V.I. High Yield Fund, AIM V.I. Value Fund, AIM V.I. Capital Appreciation Fund, Nations High Yield Bond Portfolio, Nations International Value Portfolio and Nations MidCap Growth Portfolio sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                NATIONS MARSICO
                               NATIONS            NATIONS        INTERNATIONAL
                           ASSET ALLOCATION    MARSICO 21ST      OPPORTUNITIES
                              PORTFOLIO      CENTURY PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                           ----------------  -----------------  ---------------
ASSETS:
  Investments in the
   Nations Separate
   Account Trust:
    Nations Asset
     Allocation Portfolio
    Shares 915,864
    Cost $8,855,519
      Market Value.......     $8,664,075          --                 --
    Nations Marsico 21st
     Century Portfolio
    Shares 643,465
    Cost $6,349,713
      Market Value.......       --              $4,002,351           --
    Nations Marsico
     International
     Opportunities
     Portfolio
    Shares 1,006,275
    Cost $12,941,235
      Market Value.......       --                --              $10,505,515
    Nations Capital
     Growth Portfolio
    Shares 1,299,970
    Cost $14,858,654
      Market Value.......       --                --                 --
    Nations Small Company
     Portfolio
    Shares 602,195
    Cost $5,560,189
      Market Value.......       --                --                 --
    Nations Value
     Portfolio
    Shares 1,125,045
    Cost $11,499,986
      Market Value.......       --                --                 --
    Nations Marsico
     Growth & Income
     Portfolio
    Shares 5,189,964
    Cost $78,998,484
      Market Value.......       --                --                 --
    Nations Marsico
     Focused Equities
     Portfolio
    Shares 8,463,896
    Cost $132,266,619
      Market Value.......       --                --                 --
  Investments in Hartford
   HLS Funds, Inc.:
    Hartford Bond HLS
     Fund, Inc. --
     Class IB
    Shares 41,421,528
    Cost $45,219,658
      Market Value.......       --                --                 --
    Hartford Stock HLS
     Fund, Inc. --
     Class IB
    Shares 12,955,501
    Cost $87,940,904
      Market Value.......       --                --                 --
  Due from Hartford Life
   Insurance Company.....         32,981          --                    8,119
  Receivable from fund
   shares sold...........       --                 119,284           --
  Other assets...........       --                --                 --
                              ----------        ----------        -----------
  Total Assets...........      8,697,056         4,121,635         10,513,634
                              ----------        ----------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 119,284           --
  Payable for fund shares
   purchased.............         32,981          --                    8,119
  Other liabilities......             26               115                 48
                              ----------        ----------        -----------
  Total Liabilities......         33,007           119,399              8,167
                              ----------        ----------        -----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $8,664,049        $4,002,236        $10,505,467
                              ==========        ==========        ===========

  *  Effective May 1, 2001 the following name changes took effect:
     Nations Balance Assets Portfolio to Nations Asset Allocation Portfolio Nations Aggressive Growth Portfolio to Nations Marsico 21st Century Portfolio
     Nations International Growth Portfolio to Nations Marsico International Opportunities Portfolio
     Nations Managed Index Portfolio to Nations Capital Growth Portfolio Nations Managed Small Cap Index Portfolio to Nations Small Company Portfolio

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                NATIONS                      NATIONS MARSICO    NATIONS MARSICO
                           NATIONS CAPITAL   SMALL COMPANY      NATIONS          GROWTH &           FOCUSED        HARTFORD BOND
                           GROWTH PORTFOLIO    PORTFOLIO    VALUE PORTFOLIO  INCOME PORTFOLIO  EQUITIES PORTFOLIO    HLS FUND
                             SUB-ACCOUNT*    SUB-ACCOUNT*     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -------------  ---------------  ----------------  ------------------  -------------
ASSETS:
  Investments in the
   Nations Separate
   Account Trust:
    Nations Asset
     Allocation Portfolio
    Shares 915,864
    Cost $8,855,519
      Market Value.......       --               --              --               --                 --                 --
    Nations Marsico 21st
     Century Portfolio
    Shares 643,465
    Cost $6,349,713
      Market Value.......       --               --              --               --                 --                 --
    Nations Marsico
     International
     Opportunities
     Portfolio
    Shares 1,006,275
    Cost $12,941,235
      Market Value.......       --               --              --               --                 --                 --
    Nations Capital
     Growth Portfolio
    Shares 1,299,970
    Cost $14,858,654
      Market Value.......    $13,103,702         --              --               --                 --                 --
    Nations Small Company
     Portfolio
    Shares 602,195
    Cost $5,560,189
      Market Value.......       --            $5,853,334         --               --                 --                 --
    Nations Value
     Portfolio
    Shares 1,125,045
    Cost $11,499,986
      Market Value.......       --               --           $11,689,222         --                 --                 --
    Nations Marsico
     Growth & Income
     Portfolio
    Shares 5,189,964
    Cost $78,998,484
      Market Value.......       --               --              --            $69,805,015           --                 --
    Nations Marsico
     Focused Equities
     Portfolio
    Shares 8,463,896
    Cost $132,266,619
      Market Value.......       --               --              --               --              $113,500,843          --
  Investments in Hartford
   HLS Funds, Inc.:
    Hartford Bond HLS
     Fund, Inc. --
     Class IB
    Shares 41,421,528
    Cost $45,219,658
      Market Value.......       --               --              --               --                 --             $47,348,700
    Hartford Stock HLS
     Fund, Inc. --
     Class IB
    Shares 12,955,501
    Cost $87,940,904
      Market Value.......       --               --              --               --                 --                 --
  Due from Hartford Life
   Insurance Company.....       --                 2,086           23,241            2,685           --                 107,055
  Receivable from fund
   shares sold...........          2,538         --              --               --                    23,882          --
  Other assets...........             61              31         --               --                 --                     292
                             -----------      ----------      -----------      -----------        ------------      -----------
  Total Assets...........     13,106,301       5,855,451       11,712,463       69,807,700         113,524,725       47,456,047
                             -----------      ----------      -----------      -----------        ------------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          2,798         --                23,241         --                    23,882          107,055
  Payable for fund shares
   purchased.............       --                 1,976         --                  2,685           --                 --
  Other liabilities......       --               --                    55              222                 727          --
                             -----------      ----------      -----------      -----------        ------------      -----------
  Total Liabilities......          2,798           1,976           23,296            2,907              24,609          107,055
                             -----------      ----------      -----------      -----------        ------------      -----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $13,103,503      $5,853,475      $11,689,167      $69,804,793        $113,500,116      $47,348,992
                             ===========      ==========      ===========      ===========        ============      ===========


                           HARTFORD STOCK
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments in the
   Nations Separate
   Account Trust:
    Nations Asset
     Allocation Portfolio
    Shares 915,864
    Cost $8,855,519
      Market Value.......       --
    Nations Marsico 21st
     Century Portfolio
    Shares 643,465
    Cost $6,349,713
      Market Value.......       --
    Nations Marsico
     International
     Opportunities
     Portfolio
    Shares 1,006,275
    Cost $12,941,235
      Market Value.......       --
    Nations Capital
     Growth Portfolio
    Shares 1,299,970
    Cost $14,858,654
      Market Value.......       --
    Nations Small Company
     Portfolio
    Shares 602,195
    Cost $5,560,189
      Market Value.......       --
    Nations Value
     Portfolio
    Shares 1,125,045
    Cost $11,499,986
      Market Value.......       --
    Nations Marsico
     Growth & Income
     Portfolio
    Shares 5,189,964
    Cost $78,998,484
      Market Value.......       --
    Nations Marsico
     Focused Equities
     Portfolio
    Shares 8,463,896
    Cost $132,266,619
      Market Value.......       --
  Investments in Hartford
   HLS Funds, Inc.:
    Hartford Bond HLS
     Fund, Inc. --
     Class IB
    Shares 41,421,528
    Cost $45,219,658
      Market Value.......       --
    Hartford Stock HLS
     Fund, Inc. --
     Class IB
    Shares 12,955,501
    Cost $87,940,904
      Market Value.......   $61,298,032
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........        16,137
  Other assets...........       --
                            -----------
  Total Assets...........    61,314,169
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        16,137
  Payable for fund shares
   purchased.............       --
  Other liabilities......            70
                            -----------
  Total Liabilities......        16,207
                            -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $61,297,962
                            ===========

  *  Effective May 1, 2001 the following name changes took effect:
     Nations Balance Assets Portfolio to Nations Asset Allocation Portfolio Nations Aggressive Growth Portfolio to Nations Marsico 21st Century Portfolio
     Nations International Growth Portfolio to Nations Marsico International Opportunities Portfolio
     Nations Managed Index Portfolio to Nations Capital Growth Portfolio Nations Managed Small Cap Index Portfolio to Nations Small Company Portfolio

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         HARTFORD      HARTFORD
                             HARTFORD      HARTFORD      CAPITAL     INTERNATIONAL
                           MONEY MARKET    ADVISERS    APPRECIATION  OPPORTUNITIES
                             HLS FUND      HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  ------------  -------------
ASSETS:
  Investments in Hartford
   HLS Funds, Inc.:
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
    Shares 32,477,836
    Cost $32,477,836
      Market Value.......  $32,477,836        --           --            --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IB
    Shares 77,242,488
    Cost $224,519,134
      Market Value.......      --        $182,289,645      --            --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IB
    Shares 17,502,527
    Cost $93,456,727
      Market Value.......      --             --       $69,445,825       --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IB
    Shares 6,377,264
    Cost $10,227,297
      Market Value.......      --             --           --         $6,067,125
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IB
    Shares 16,131,342
    Cost $33,634,078
      Market Value.......      --             --           --            --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IB
    Shares 13,920,935
    Cost $25,345,360
      Market Value.......      --             --           --            --
  Investments in the AIM
   Variable Insurance
   Funds, Inc.:
    AIM V.I. High Yield
     Fund
    Shares 1,381,846
    Cost $11,978,186
      Market Value.......      --             --           --            --
    AIM V.I. Value Fund
    Shares 1,793,679
    Cost $54,557,142
      Market Value.......      --             --           --            --
    AIM V.I. Capital
     Appreciation Fund
    Shares 658,511
    Cost $21,646,716
      Market Value.......      --             --           --            --
  Investments in the
   Nations Separate
   Account Trust:
    Nations High Yield
     Bond Portfolio
    Shares 479,199
    Cost $4,525,756
      Market Value.......      --             --           --            --
    Nations International
     Value Portfolio
    Shares 886,219
    Cost $7,883,520
      Market Value.......      --             --           --            --
    Nations MidCap Growth
     Portfolio
    Shares 189,771
    Cost $1,555,380
      Market Value.......      --             --           --            --
  Due from Hartford Life
   Insurance Company.....      125,714         16,010      --            --
  Receivable from fund
   shares sold...........      --             --            56,494         5,837
  Other assets...........        2,376            396      --            --
                           -----------   ------------  -----------    ----------
  Total Assets...........   32,605,926    182,306,051   69,502,319     6,072,962
                           -----------   ------------  -----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      125,714         16,010       56,494         5,837
  Payable for fund shares
   purchased.............      --             --           --            --
  Other liabilities......      --             --               127            16
                           -----------   ------------  -----------    ----------
  Total Liabilities......      125,714         16,010       56,621         5,853
                           -----------   ------------  -----------    ----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $32,480,212   $182,290,041  $69,445,698    $6,067,109
                           ===========   ============  ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                HARTFORD          HARTFORD                                         AIM V.I.           NATIONS
                           DIVIDEND AND GROWTH  SMALL COMPANY     AIM V.I.        AIM V.I.          CAPITAL       HIGH YIELD BOND
                                HLS FUND          HLS FUND     HIGH YIELD FUND   VALUE FUND    APPRECIATION FUND     PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -------------  ---------------  -------------  -----------------  ---------------
ASSETS:
  Investments in Hartford
   HLS Funds, Inc.:
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
    Shares 32,477,836
    Cost $32,477,836
      Market Value.......        --                  --             --               --              --                --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IB
    Shares 77,242,488
    Cost $224,519,134
      Market Value.......        --                  --             --               --              --                --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IB
    Shares 17,502,527
    Cost $93,456,727
      Market Value.......        --                  --             --               --              --                --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IB
    Shares 6,377,264
    Cost $10,227,297
      Market Value.......        --                  --             --               --              --                --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IB
    Shares 16,131,342
    Cost $33,634,078
      Market Value.......      $30,303,904           --             --               --              --                --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IB
    Shares 13,920,935
    Cost $25,345,360
      Market Value.......        --              $18,459,605        --               --              --                --
  Investments in the AIM
   Variable Insurance
   Funds, Inc.:
    AIM V.I. High Yield
     Fund
    Shares 1,381,846
    Cost $11,978,186
      Market Value.......        --                  --          $7,337,604          --              --                --
    AIM V.I. Value Fund
    Shares 1,793,679
    Cost $54,557,142
      Market Value.......        --                  --             --           $41,882,400         --                --
    AIM V.I. Capital
     Appreciation Fund
    Shares 658,511
    Cost $21,646,716
      Market Value.......        --                  --             --               --           $14,302,851          --
  Investments in the
   Nations Separate
   Account Trust:
    Nations High Yield
     Bond Portfolio
    Shares 479,199
    Cost $4,525,756
      Market Value.......        --                  --             --               --              --             $4,250,498
    Nations International
     Value Portfolio
    Shares 886,219
    Cost $7,883,520
      Market Value.......        --                  --             --               --              --                --
    Nations MidCap Growth
     Portfolio
    Shares 189,771
    Cost $1,555,380
      Market Value.......        --                  --             --               --              --                --
  Due from Hartford Life
   Insurance Company.....           17,179           --             --                21,158         --                 17,336
  Receivable from fund
   shares sold...........        --                    9,730          2,398          --                   688          --
  Other assets...........        --                       71        --                    92         --                     16
                               -----------       -----------     ----------      -----------      -----------       ----------
  Total Assets...........       30,321,083        18,469,406      7,340,002       41,903,650       14,303,539        4,267,850
                               -----------       -----------     ----------      -----------      -----------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                    9,730          2,399          --                   688          --
  Payable for fund shares
   purchased.............           17,179           --             --                21,158         --                 17,336
  Other liabilities......               65           --                  59          --                    23          --
                               -----------       -----------     ----------      -----------      -----------       ----------
  Total Liabilities......           17,244             9,730          2,458           21,158              711           17,336
                               -----------       -----------     ----------      -----------      -----------       ----------
  Net Assets (variable
   annuity contract
   liabilities)..........      $30,303,839       $18,459,676     $7,337,544      $41,882,492      $14,302,828       $4,250,514
                               ===========       ===========     ==========      ===========      ===========       ==========

                                 NATIONS           NATIONS
                           INTERNATIONAL VALUE  MIDCAP GROWTH
                                PORTFOLIO         PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -------------
ASSETS:
  Investments in Hartford
   HLS Funds, Inc.:
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
    Shares 32,477,836
    Cost $32,477,836
      Market Value.......        --                 --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IB
    Shares 77,242,488
    Cost $224,519,134
      Market Value.......        --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IB
    Shares 17,502,527
    Cost $93,456,727
      Market Value.......        --                 --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IB
    Shares 6,377,264
    Cost $10,227,297
      Market Value.......        --                 --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IB
    Shares 16,131,342
    Cost $33,634,078
      Market Value.......        --                 --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IB
    Shares 13,920,935
    Cost $25,345,360
      Market Value.......        --                 --
  Investments in the AIM
   Variable Insurance
   Funds, Inc.:
    AIM V.I. High Yield
     Fund
    Shares 1,381,846
    Cost $11,978,186
      Market Value.......        --                 --
    AIM V.I. Value Fund
    Shares 1,793,679
    Cost $54,557,142
      Market Value.......        --                 --
    AIM V.I. Capital
     Appreciation Fund
    Shares 658,511
    Cost $21,646,716
      Market Value.......        --                 --
  Investments in the
   Nations Separate
   Account Trust:
    Nations High Yield
     Bond Portfolio
    Shares 479,199
    Cost $4,525,756
      Market Value.......        --                 --
    Nations International
     Value Portfolio
    Shares 886,219
    Cost $7,883,520
      Market Value.......      $7,444,244           --
    Nations MidCap Growth
     Portfolio
    Shares 189,771
    Cost $1,555,380
      Market Value.......        --              $1,601,671
  Due from Hartford Life
   Insurance Company.....          16,489            19,811
  Receivable from fund
   shares sold...........        --                 --
  Other assets...........              37                 4
                               ----------        ----------
  Total Assets...........       7,460,770         1,621,486
                               ----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --
  Payable for fund shares
   purchased.............          16,501            19,811
  Other liabilities......        --                 --
                               ----------        ----------
  Total Liabilities......          16,501            19,811
                               ----------        ----------
  Net Assets (variable
   annuity contract
   liabilities)..........      $7,444,269        $1,601,675
                               ==========        ==========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY      UNIT       CONTRACT
                                     PARTICIPANTS    PRICE     LIABILITY
                                     ------------  ---------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Nations Asset Allocation
   Portfolio 1.25%.................    7,784,144    0.976097  $  7,598,080
  Nations Asset Allocation
   Portfolio 1.40%.................      791,431    0.972203       769,432
  Nations Asset Allocation
   Portfolio 1.45%.................      178,145    0.974296       173,565
  Nations Asset Allocation
   Portfolio 1.60%.................      126,721    0.970419       122,973
  Nations Marsico 21st Century
   Portfolio 1.25%.................    5,899,594    0.599135     3,534,653
  Nations Marsico 21st Century
   Portfolio 1.40%.................      422,113    0.596769       251,904
  Nations Marsico 21st Century
   Portfolio 1.45%.................      242,698    0.598042       145,144
  Nations Marsico 21st Century
   Portfolio 1.60%.................      118,416    0.595655        70,535
  Nations Marsico International
   Opportunities Portfolio 1.25%...    8,920,521    1.053018     9,393,469
  Nations Marsico International
   Opportunities Portfolio 1.40%...      967,465    1.048826     1,014,702
  Nations Marsico International
   Opportunities Portfolio 1.45%...       71,009    1.051080        74,637
  Nations Marsico International
   Opportunities Portfolio 1.60%...       21,644    1.046895        22,659
  Nations Capital Growth Portfolio
   1.25%...........................   12,203,610    0.973130    11,875,699
  Nations Capital Growth Portfolio
   1.40%...........................      891,007    0.969254       863,612
  Nations Capital Growth Portfolio
   1.45%...........................      374,307    0.971327       363,575
  Nations Capital Growth Portfolio
   1.60%...........................          638    0.967462           617
  Nations Small Company Portfolio
   1.25%...........................    4,776,613    1.040918     4,972,062
  Nations Small Company Portfolio
   1.40%...........................      435,657    1.036760       451,672
  Nations Small Company Portfolio
   1.45%...........................      278,715    1.038997       289,584
  Nations Small Company Portfolio
   1.60%...........................      135,437    1.034849       140,157
  Nations Value Portfolio 1.25%....   10,372,971    1.017163    10,551,002
  Nations Value Portfolio 1.40%....      640,330    1.013120       648,731
  Nations Value Portfolio 1.45%....      289,308    1.015286       293,730
  Nations Value Portfolio 1.60%....      193,527    1.011247       195,704
  Nations Marsico Growth and Income
   Portfolio 1.25%.................   47,649,541    1.286057    61,280,025
  Nations Marsico Growth and Income
   Portfolio 1.40%.................    5,735,767    1.280928     7,347,105
  Nations Marsico Growth and Income
   Portfolio 1.45%.................      627,171    1.283689       805,093
  Nations Marsico Growth and Income
   Portfolio 1.60%.................      287,311    1.278560       367,344
  Nations Marsico Focused Equities
   Portfolio 1.25%.................   79,860,428    1.296921   103,572,667
  Nations Marsico Focused Equities
   Portfolio 1.40%.................    6,367,414    1.291731     8,224,986
  Nations Marsico Focused Equities
   Portfolio 1.45%.................    1,055,698    1.294528     1,366,630
  Nations Marsico Focused Equities
   Portfolio 1.60%.................      196,444    1.289352       253,286
  Hartford Bond HLS Fund, Inc. --
   Class IB 1.25%..................   35,669,476    1.198509    42,750,188
  Hartford Bond HLS Fund, Inc. --
   Class IB 1.40%..................    3,832,299    1.193725     4,574,712
  Hartford Stock HLS
   Fund, Inc. -- Class IB 1.25%....   52,982,637    1.065752    56,466,351
  Hartford Stock HLS
   Fund, Inc. -- Class IB 1.40%....    4,551,695    1.061497     4,831,611
  Hartford Money Market HLS
   Fund, Inc. -- Class IB 1.25%....   25,770,737    1.138555    29,341,401
  Hartford Money Market HLS
   Fund, Inc. -- Class IB 1.40%....    2,767,772    1.134057     3,138,811
  Hartford Advisers HLS
   Fund, Inc. -- Class IB 1.25%....  151,552,696    1.112171   168,552,514
  Hartford Advisers HLS
   Fund, Inc. -- Class IB 1.40%....   12,305,813    1.107730    13,631,518
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class IB 1.25%....   45,074,091    1.397258    62,980,134
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class IB 1.40%....    4,641,184    1.391694     6,459,108
  Hartford International
   Opportunities HLS
   Fund, Inc. -- Class IB 1.25%....    6,146,077    0.884116     5,433,845
  Hartford International
   Opportunities HLS
   Fund, Inc. -- Class IB 1.40%....      719,133    0.880594       633,264
  Hartford Dividend and Growth HLS
   Fund, Inc. -- Class IB 1.25%....   25,334,548    1.103259    27,950,568
  Hartford Dividend and Growth HLS
   Fund, Inc. -- Class IB 1.40%....    2,135,236    1.098868     2,346,343
  Hartford Small Company HLS
   Fund, Inc. -- Class IB 1.25%....   14,612,418    1.148263    16,778,899
  Hartford Small Company HLS
   Fund, Inc. -- Class IB 1.40%....    1,469,614    1.143686     1,680,777
  AIM V.I. High Yield Fund 1.25%...    8,484,655    0.741345     6,290,057
  AIM V.I. High Yield Fund 1.40%...    1,192,211    0.738412       880,343
  AIM V.I. High Yield Fund 1.45%...      120,091    0.739988        88,866
  AIM V.I. High Yield Fund 1.60%...      106,205    0.737050        78,278
  AIM V.I. Value Fund 1.25%........   35,646,542    0.975718    34,780,973
  AIM V.I. Value Fund 1.40%........    5,960,753    0.971835     5,792,868
  AIM V.I. Value Fund 1.45%........    1,042,014    0.973918     1,014,836

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                        UNITS
                                       OWNED BY      UNIT       CONTRACT
                                     PARTICIPANTS    PRICE     LIABILITY
                                     ------------  ---------  ------------
  AIM V.I. Value Fund 1.60%........      302,889    0.970041  $    293,815
  AIM V.I. Capital Appreciation
   Fund 1.25%......................   12,461,155    0.963222    12,002,858
  AIM V.I. Capital Appreciation
   Fund 1.40%......................    2,079,050    0.959374     1,994,587
  AIM V.I. Capital Appreciation
   Fund 1.45%......................      122,168    0.961443       117,458
  AIM V.I. Capital Appreciation
   Fund 1.60%......................      196,247    0.957596       187,925
  Nations High Yield Bond Portfolio
   1.25%...........................    3,293,596    1.006483     3,314,949
  Nations High Yield Bond Portfolio
   1.40%...........................      344,062    1.004222       345,514
  Nations High Yield Bond Portfolio
   1.45%...........................      396,375    1.004621       398,206
  Nations High Yield Bond Portfolio
   1.60%...........................      191,390    1.002376       191,845
  Nations International Value
   Portfolio 1.25%.................    6,788,065    0.837309     5,683,708
  Nations International Value
   Portfolio 1.40%.................      511,226    0.835425       427,091
  Nations International Value
   Portfolio 1.45%.................    1,089,892    0.835748       910,875
  Nations International Value
   Portfolio 1.60%.................      506,780    0.833882       422,595
  Nations MidCap Growth Portfolio
   1.25%...........................    1,404,499    0.836958     1,175,507
  Nations MidCap Growth Portfolio
   1.40%...........................      114,901    0.836124        96,071
  Nations MidCap Growth Portfolio
   1.45%...........................      232,642    0.835839       194,451
  Nations MidCap Growth Portfolio
   1.60%...........................      162,449    0.835003       135,646
                                                              ------------
  SUB-TOTAL........................                            761,404,402
                                                              ------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Nations Marsico Focused Equities
   Portfolio 1.25%.................       63,648    1.296921        82,547
  Nations Marsico Growth and Income
   Portfolio 1.25%.................        4,063    1.286057         5,225
  Hartford Bond Fund HLS
   Fund, Inc. -- Class IB 1.25%....       20,102    1.198509        24,092
  Hartford Advisers HLS
   Fund, Inc. -- Class IB 1.25%....       95,318    1.112171       106,010
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class IB 1.25%....        4,620    1.397258         6,456
  Hartford Dividend and Growth HLS
   Fund, Inc. -- Class IB 1.25%....        6,280    1.103259         6,929
                                                              ------------
  SUB-TOTAL........................                                231,258
                                                              ------------
GRAND TOTAL........................                           $761,635,660
                                                              ============

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                NATIONS MARSICO
                               NATIONS            NATIONS        INTERNATIONAL
                           ASSET ALLOCATION    MARSICO 21ST      OPPORTUNITIES
                              PORTFOLIO      CENTURY PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                           ----------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 171,258         $  --             $    23,246
EXPENSES:
  Mortality and expense
   undertakings..........      (102,707)            (50,851)         (141,923)
                              ---------         -----------       -----------
    Net investment income
     (loss)..............        68,551             (50,851)         (118,677)
                              ---------         -----------       -----------
CAPITAL GAINS INCOME.....       --                 --                   3,477
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENT:
  Net realized gain
   (loss) on security
   transactions..........       (14,083)           (179,995)         (156,835)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (553,066)         (1,217,067)       (1,719,524)
                              ---------         -----------       -----------
    Net gain (loss) on
     investments.........      (567,149)         (1,397,062)       (1,876,359)
                              ---------         -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(498,598)        $(1,447,913)      $(1,991,559)
                              =========         ===========       ===========

  *  Effective May 1, 2001 the following name changes took effect:
     Nations Balanced Assets Portfolio to Nations Asset Allocation Portfolio Nations Aggressive Growth Portfolio to Nations Marsico 21st Century Portfolio
     Nations International Growth Portfolio to Nations Marsico International Opportunities Portfolio
     Nations Managed Index Portfolio to Nations Capital Growth Portfolio Nations Managed Small Cap Index Portfolio to Nations Small Company Portfolio

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                NATIONS                      NATIONS MARSICO    NATIONS MARSICO
                           NATIONS CAPITAL   SMALL COMPANY      NATIONS          GROWTH &           FOCUSED        HARTFORD BOND
                           GROWTH PORTFOLIO    PORTFOLIO    VALUE PORTFOLIO  INCOME PORTFOLIO  EQUITIES PORTFOLIO    HLS FUND
                             SUB-ACCOUNT*    SUB-ACCOUNT*     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -------------  ---------------  ----------------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............    $    19,741       $ --            $  94,984       $      1,064       $  --             $1,628,262
EXPENSES:
  Mortality and expense
   undertakings..........       (184,316)       (58,281)        (135,584)          (966,535)        (1,550,080)       (454,012)
                             -----------       --------        ---------       ------------       ------------      ----------
    Net investment income
     (loss)..............       (164,575)       (58,281)         (40,600)          (965,471)        (1,550,080)      1,174,250
                             -----------       --------        ---------       ------------       ------------      ----------
CAPITAL GAINS INCOME.....       --               23,499          --                --                --                --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENT:
  Net realized gain
   (loss) on security
   transactions..........       (455,089)       (12,466)         (11,407)        (2,115,611)        (3,628,095)          2,403
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,579,193)       232,766         (872,195)       (14,311,534)       (23,399,169)      1,097,367
                             -----------       --------        ---------       ------------       ------------      ----------
    Net gain (loss) on
     investments.........     (2,034,282)       220,300         (883,602)       (16,427,145)       (27,027,264)      1,099,770
                             -----------       --------        ---------       ------------       ------------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(2,198,857)      $185,518        $(924,202)      $(17,392,616)      $(28,577,344)     $2,274,020
                             ===========       ========        =========       ============       ============      ==========


                           HARTFORD STOCK
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............   $    416,423
EXPENSES:
  Mortality and expense
   undertakings..........       (792,085)
                            ------------
    Net investment income
     (loss)..............       (375,662)
                            ------------
CAPITAL GAINS INCOME.....      4,826,796
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENT:
  Net realized gain
   (loss) on security
   transactions..........       (387,185)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (13,727,967)
                            ------------
    Net gain (loss) on
     investments.........    (14,115,152)
                            ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (9,664,018)
                            ============

  *  Effective May 1, 2001 the following name changes took effect:
     Nations Balanced Assets Portfolio to Nations Asset Allocation Portfolio Nations Aggressive Growth Portfolio to Nations Marsico 21st Century Portfolio
     Nations International Growth Portfolio to Nations Marsico International Opportunities Portfolio
     Nations Managed Index Portfolio to Nations Capital Growth Portfolio Nations Managed Small Cap Index Portfolio to Nations Small Company Portfolio

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                          HARTFORD       HARTFORD
                             HARTFORD      HARTFORD        CAPITAL     INTERNATIONAL
                           MONEY MARKET    ADVISERS     APPRECIATION   OPPORTUNITIES
                             HLS FUND      HLS FUND       HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 775,161    $  3,575,825   $    390,204    $    16,779
EXPENSES:
  Mortality and expense
   undertakings..........    (304,732)     (2,259,872)      (821,868)       (89,364)
                            ---------    ------------   ------------    -----------
    Net investment income
     (loss)..............     470,429       1,315,953       (431,664)       (72,585)
                            ---------    ------------   ------------    -----------
CAPITAL GAINS INCOME.....         231       9,081,505     18,647,578        974,999
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENT:
  Net realized gain
   (loss) on security
   transactions..........      --            (188,913)      (364,668)      (119,845)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (21,621,070)   (24,167,420)    (2,512,820)
                            ---------    ------------   ------------    -----------
    Net gain (loss) on
     investments.........      --         (21,809,983)   (24,532,088)    (2,632,665)
                            ---------    ------------   ------------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 470,660    $(11,412,525)  $ (6,316,174)   $(1,730,251)
                            =========    ============   ============    ===========

 **  From inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                HARTFORD          HARTFORD                                        AIM V.I.           NATIONS
                           DIVIDEND AND GROWTH  SMALL COMPANY     AIM V.I.        AIM V.I.         CAPITAL       HIGH YIELD BOND
                                HLS FUND          HLS FUND     HIGH YIELD FUND   VALUE FUND   APPRECIATION FUND     PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -------------  ---------------  ------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $   437,435       $   --          $   889,808    $    55,644      $  --              $ 361,052
EXPENSES:
  Mortality and expense
   undertakings..........         (319,558)         (225,875)       (109,383)      (552,656)        (193,027)         (25,857)
                               -----------       -----------     -----------    -----------      -----------        ---------
    Net investment income
     (loss)..............          117,877          (225,875)        780,425       (497,012)        (193,027)         335,195
                               -----------       -----------     -----------    -----------      -----------        ---------
CAPITAL GAINS INCOME.....        1,627,218         1,336,986        --              844,660        1,150,327          --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENT:
  Net realized gain
   (loss) on security
   transactions..........          (50,185)         (239,656)       (156,865)      (281,808)        (191,782)              (6)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (3,062,512)       (4,407,245)     (1,242,652)    (6,784,862)      (5,364,778)        (250,595)
                               -----------       -----------     -----------    -----------      -----------        ---------
    Net gain (loss) on
     investments.........       (3,112,697)       (4,646,901)     (1,399,517)    (7,066,670)      (5,556,560)        (250,601)
                               -----------       -----------     -----------    -----------      -----------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(1,367,602)      $(3,535,790)    $  (619,092)   $(6,719,022)     $(4,599,260)       $  84,594
                               ===========       ===========     ===========    ===========      ===========        =========

                                 NATIONS           NATIONS
                           INTERNATIONAL VALUE  MIDCAP GROWTH
                                PORTFOLIO         PORTFOLIO
                               SUB-ACCOUNT      SUB-ACCOUNT**
                           -------------------  -------------
INVESTMENT INCOME:
  Dividends..............       $  46,980          $--
EXPENSES:
  Mortality and expense
   undertakings..........         (55,940)          (4,788)
                                ---------          -------
    Net investment income
     (loss)..............          (8,960)          (4,788)
                                ---------          -------
CAPITAL GAINS INCOME.....          37,024           --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENT:
  Net realized gain
   (loss) on security
   transactions..........         (11,250)             492
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (477,245)          46,291
                                ---------          -------
    Net gain (loss) on
     investments.........        (488,495)          46,783
                                ---------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(460,431)         $41,995
                                =========          =======

 **  From inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                NATIONS MARSICO
                               NATIONS            NATIONS        INTERNATIONAL
                           ASSET ALLOCATION    MARSICO 21ST      OPPORTUNITIES
                              PORTFOLIO      CENTURY PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                           ----------------  -----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   68,551        $   (50,851)      $  (118,677)
  Capital gains income...       --                 --                   3,477
  Net realized gain
   (loss) on security
   transactions..........        (14,083)          (179,995)         (156,835)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (553,066)        (1,217,067)       (1,719,524)
                              ----------        -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (498,598)        (1,447,913)       (1,991,559)
                              ----------        -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............        373,283            430,063           134,058
  Net transfers..........      2,287,940            274,888           404,972
  Surrenders for benefit
   payments and fees.....       (807,683)          (354,779)         (698,974)
  Net annuity
   transactions..........       --                 --                --
                              ----------        -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,853,540            350,172          (159,944)
                              ----------        -----------       -----------
  Net increase (decrease)
   in net assets.........      1,354,942         (1,097,741)       (2,151,503)
NET ASSETS:
  Beginning of period....      7,309,107          5,099,977        12,656,970
                              ----------        -----------       -----------
  End of period..........     $8,664,049        $ 4,002,236       $10,505,467
                              ==========        ===========       ===========

  *  Effective May 1, 2001 the following name changes took effect:
     Nations Balanced Assets Portfolio to Nations Asset Allocation Portfolio Nations Aggressive Growth Portfolio to Nations Marsico 21st Century Portfolio
     Nations International Growth Portfolio to Nations Marsico International Opportunities Portfolio
     Nations Managed Index Portfolio to Nations Capital Growth Portfolio Nations Managed Small Cap Index Portfolio to Nations Small Company Portfolio

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                               NATIONS           NATIONS           NATIONS
                               BALANCED         AGGRESSIVE      INTERNATIONAL
                           ASSETS PORTFOLIO  GROWTH PORTFOLIO  GROWTH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  133,923       $   (75,705)      $  (100,138)
  Capital gains income...       --                --                 177,919
  Net realized gain
   (loss) on security
   transactions..........          4,741             7,459           (15,814)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        320,435        (1,827,407)       (1,774,022)
                              ----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        459,099        (1,895,653)       (1,712,055)
                              ----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............        602,556           882,798         2,869,103
  Net transfers..........      1,162,328           212,758         7,342,453
  Surrenders for benefit
   payments and fees.....       (462,237)         (601,313)         (249,485)
  Net annuity
   transactions..........       --                --                --
                              ----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,302,647           494,243         9,962,071
                              ----------       -----------       -----------
  Net increase (decrease)
   in net assets.........      1,761,746        (1,401,410)        8,250,016
NET ASSETS:
  Beginning of period....      5,547,361         6,501,387         4,406,954
                              ----------       -----------       -----------
  End of period..........     $7,309,107       $ 5,099,977       $12,656,970
                              ==========       ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                NATIONS                      NATIONS MARSICO    NATIONS MARSICO
                           NATIONS CAPITAL   SMALL COMPANY      NATIONS          GROWTH &           FOCUSED        HARTFORD BOND
                           GROWTH PORTFOLIO    PORTFOLIO    VALUE PORTFOLIO  INCOME PORTFOLIO  EQUITIES PORTFOLIO    HLS FUND
                             SUB-ACCOUNT*    SUB-ACCOUNT*     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -------------  ---------------  ----------------  ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  (164,575)     $  (58,281)     $   (40,600)     $   (965,471)      $ (1,550,080)     $ 1,174,250
  Capital gains income...       --                23,499         --                --                --                 --
  Net realized gain
   (loss) on security
   transactions..........       (455,089)        (12,466)         (11,407)       (2,115,611)        (3,628,095)           2,403
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,579,193)        232,766         (872,195)      (14,311,534)       (23,399,169)       1,097,367
                             -----------      ----------      -----------      ------------       ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (2,198,857)        185,518         (924,202)      (17,392,616)       (28,577,344)       2,274,020
                             -----------      ----------      -----------      ------------       ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............        465,716         347,716          341,320         1,675,739          3,673,183        3,134,986
  Net transfers..........       (406,729)      1,757,481        2,090,673         1,312,654         (1,057,963)      21,501,669
  Surrenders for benefit
   payments and fees.....     (1,452,074)       (420,694)        (878,610)       (6,547,898)        (9,242,210)      (3,285,532)
  Net annuity
   transactions..........       --               --              --                  (1,452)           (26,617)          (8,044)
                             -----------      ----------      -----------      ------------       ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,393,087)      1,684,503        1,553,383        (3,560,957)        (6,653,607)      21,343,079
                             -----------      ----------      -----------      ------------       ------------      -----------
  Net increase (decrease)
   in net assets.........     (3,591,944)      1,870,021          629,181       (20,953,573)       (35,230,951)      23,617,099
NET ASSETS:
  Beginning of period....     16,695,447       3,983,454       11,059,986        90,758,366        148,731,067       23,731,893
                             -----------      ----------      -----------      ------------       ------------      -----------
  End of period..........    $13,103,503      $5,853,475      $11,689,167      $ 69,804,793       $113,500,116      $47,348,992
                             ===========      ==========      ===========      ============       ============      ===========


                           HARTFORD STOCK
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (375,662)
  Capital gains income...      4,826,796
  Net realized gain
   (loss) on security
   transactions..........       (387,185)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (13,727,967)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (9,664,018)
                            ------------
UNIT TRANSACTIONS:
  Purchases..............      2,991,955
  Net transfers..........      6,605,189
  Surrenders for benefit
   payments and fees.....     (4,539,043)
  Net annuity
   transactions..........       --
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,058,101
                            ------------
  Net increase (decrease)
   in net assets.........     (4,605,917)
NET ASSETS:
  Beginning of period....     65,903,879
                            ------------
  End of period..........   $ 61,297,962
                            ============

  *  Effective May 1, 2001 the following name changes took effect:
     Nations Balanced Assets Portfolio to Nations Asset Allocation Portfolio Nations Aggressive Growth Portfolio to Nations Marsico 21st Century Portfolio
     Nations International Growth Portfolio to Nations Marsico International Opportunities Portfolio
     Nations Managed Index Portfolio to Nations Capital Growth Portfolio Nations Managed Small Cap Index Portfolio to Nations Small Company Portfolio

                                              NATIONS
                               NATIONS        MANAGED                      NATIONS MARSICO     NATIONS MARSICO
                               MANAGED       SMALLCAP        NATIONS       GROWTH & INCOME         FOCUSED          HARTFORD
                           INDEX PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO      PORTFOLIO       EQUITIES PORTFOLIO  BOND HLS FUND
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -----------  ---------------  ------------------  ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  (104,459)   $  (37,214)    $   (17,628)      $ (1,022,154)       $ (1,646,151)     $  (155,220)
  Capital gains income...       --             376,760        --                  985,641           2,581,245          --
  Net realized gain
   (loss) on security
   transactions..........          5,930        15,461           4,130             (1,187)             (2,042)           7,202
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,053,248)      (59,601)        657,568        (12,706,787)        (26,096,647)       2,152,925
                             -----------    ----------     -----------       ------------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (2,151,777)      295,406         644,070        (12,744,487)        (25,163,595)       2,004,907
                             -----------    ----------     -----------       ------------        ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............      2,746,405       870,772         552,729         16,157,539          27,548,842        1,833,599
  Net transfers..........      2,794,813       594,537       1,037,390         32,994,907          45,809,189        5,368,286
  Surrenders for benefit
   payments and fees.....       (752,035)     (143,751)       (735,970)        (4,028,539)         (6,596,034)      (1,320,382)
  Net annuity
   transactions..........       --              --            --                    8,097              17,142           27,620
                             -----------    ----------     -----------       ------------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,789,183     1,321,558         854,149         45,132,004          66,779,139        5,909,123
                             -----------    ----------     -----------       ------------        ------------      -----------
  Net increase (decrease)
   in net assets.........      2,637,406     1,616,964       1,498,219         32,387,517          41,615,544        7,914,030
NET ASSETS:
  Beginning of period....     14,058,041     2,366,490       9,561,767         58,370,849         107,115,523       15,817,863
                             -----------    ----------     -----------       ------------        ------------      -----------
  End of period..........    $16,695,447    $3,983,454     $11,059,986       $ 90,758,366        $148,731,067      $23,731,893
                             ===========    ==========     ===========       ============        ============      ===========


                              HARTFORD
                           STOCK HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (373,489)
  Capital gains income...      6,727,171
  Net realized gain
   (loss) on security
   transactions..........        (20,596)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (11,512,147)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (5,179,061)
                            ------------
UNIT TRANSACTIONS:
  Purchases..............      9,955,858
  Net transfers..........     16,852,896
  Surrenders for benefit
   payments and fees.....     (3,152,992)
  Net annuity
   transactions..........       --
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     23,655,762
                            ------------
  Net increase (decrease)
   in net assets.........     18,476,701
NET ASSETS:
  Beginning of period....     47,427,178
                            ------------
  End of period..........   $ 65,903,879
                            ============

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         HARTFORD      HARTFORD
                             HARTFORD      HARTFORD      CAPITAL     INTERNATIONAL
                           MONEY MARKET    ADVISERS    APPRECIATION  OPPORTUNITIES
                             HLS FUND      HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   470,429   $  1,315,953  $   (431,664)  $   (72,585)
  Capital gains income...          231      9,081,505    18,647,578       974,999
  Net realized gain
   (loss) on security
   transactions..........      --            (188,913)     (364,668)     (119,845)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (21,621,070)  (24,167,420)   (2,512,820)
                           -----------   ------------  ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      470,660    (11,412,525)   (6,316,174)   (1,730,251)
                           -----------   ------------  ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............    1,980,532      7,597,673     5,650,263       269,546
  Net transfers..........   29,188,666     25,708,727    17,846,912      (357,366)
  Surrenders for benefit
   payments and fees.....   (9,699,407)   (15,789,460)   (4,253,413)     (652,749)
  Net annuity
   transactions..........      --             (46,233)       (1,784)      --
                           -----------   ------------  ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   21,469,791     17,470,707    19,241,978      (740,569)
                           -----------   ------------  ------------   -----------
  Net increase (decrease)
   in net assets.........   21,940,451      6,058,182    12,925,804    (2,470,820)
NET ASSETS:
  Beginning of period....   10,539,761    176,231,859    56,519,894     8,537,929
                           -----------   ------------  ------------   -----------
  End of period..........  $32,480,212   $182,290,041  $ 69,445,698   $ 6,067,109
                           ===========   ============  ============   ===========

 **  From inception, May 1, 2001 to December 31, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000*

                                                         HARTFORD      HARTFORD
                             HARTFORD      HARTFORD      CAPITAL     INTERNATIONAL
                           MONEY MARKET    ADVISERS    APPRECIATION  OPPORTUNITIES
                             HLS FUND      HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   366,935   $   (674,918) $   (202,860)  $    11,314
  Capital gain of
   income................         (231)    14,411,166     5,401,448       808,469
  Net realized gain
   (loss) on security
   transactions..........      --             (15,274)      (21,485)       (1,755)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (17,012,516)   (2,586,771)   (2,256,461)
                           -----------   ------------  ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      366,704     (3,291,542)    2,590,332    (1,438,433)
                           -----------   ------------  ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............    1,667,296     14,468,570    10,865,028     2,620,048
  Net transfers..........    1,609,942     38,666,574    21,629,091     4,384,973
  Surrenders for benefit
   payments and fees.....   (1,908,412)   (10,878,594)   (1,537,358)     (211,936)
  Net annuity
   transactions..........      --             (51,815)        8,273       --
                           -----------   ------------  ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,368,826     42,204,735    30,965,034     6,793,085
                           -----------   ------------  ------------   -----------
  Net increase (decrease)
   in net assets.........    1,735,530     38,913,193    33,555,366     5,354,652
NET ASSETS:
  Beginning of period....    8,804,231    137,318,666    22,964,528     3,183,277
                           -----------   ------------  ------------   -----------
  End of period..........  $10,539,761   $176,231,859  $ 56,519,894   $ 8,537,929
                           ===========   ============  ============   ===========

  * Results are from the year ended December 31, 2000, except for the Nations High Yield Bond Portfolio Sub-Account and the Nations InternationalValue Portfolio Sub-Account which are for the period from inception, July 3, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                HARTFORD          HARTFORD                                        AIM V.I.           NATIONS
                           DIVIDEND AND GROWTH  SMALL COMPANY     AIM V.I.        AIM V.I.         CAPITAL       HIGH YIELD BOND
                                HLS FUND          HLS FUND     HIGH YIELD FUND   VALUE FUND   APPRECIATION FUND     PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -------------  ---------------  ------------  -----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $   117,877       $  (225,875)    $   780,425    $  (497,012)     $  (193,027)      $  335,195
  Capital gains income...        1,627,218         1,336,986        --              844,660        1,150,327          --
  Net realized gain
   (loss) on security
   transactions..........          (50,185)         (239,656)       (156,865)      (281,808)        (191,782)              (6)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (3,062,512)       (4,407,245)     (1,242,652)    (6,784,862)      (5,364,778)        (250,595)
                               -----------       -----------     -----------    -----------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (1,367,602)       (3,535,790)       (619,092)    (6,719,022)      (4,599,260)          84,594
                               -----------       -----------     -----------    -----------      -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        2,193,775           954,011         235,480      1,675,812          862,869          476,842
  Net transfers..........       11,166,554         1,412,305        (550,762)     5,514,324        1,740,056        3,430,623
  Surrenders for benefit
   payments and fees.....       (2,010,930)         (967,918)       (741,160)    (3,148,668)        (842,157)        (122,604)
  Net annuity
   transactions..........           (1,862)          --             --              --              --                --
                               -----------       -----------     -----------    -----------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       11,347,537         1,398,398      (1,056,442)     4,041,468        1,760,768        3,784,861
                               -----------       -----------     -----------    -----------      -----------       ----------
  Net increase (decrease)
   in net assets.........        9,979,935        (2,137,392)     (1,675,534)    (2,677,554)      (2,838,492)       3,869,455
NET ASSETS:
  Beginning of period....       20,323,904        20,597,068       9,013,078     44,560,046       17,141,320          381,059
                               -----------       -----------     -----------    -----------      -----------       ----------
  End of period..........      $30,303,839       $18,459,676     $ 7,337,544    $41,882,492      $14,302,828       $4,250,514
                               ===========       ===========     ===========    ===========      ===========       ==========

                                 NATIONS           NATIONS
                           INTERNATIONAL VALUE  MIDCAP GROWTH
                                PORTFOLIO         PORTFOLIO
                               SUB-ACCOUNT      SUB-ACCOUNT**
                           -------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $   (8,960)       $   (4,788)
  Capital gains income...          37,024           --
  Net realized gain
   (loss) on security
   transactions..........         (11,250)              492
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (477,245)           46,291
                               ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (460,431)           41,995
                               ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............       1,122,167           234,435
  Net transfers..........       5,778,206         1,339,813
  Surrenders for benefit
   payments and fees.....        (171,246)          (14,568)
  Net annuity
   transactions..........        --                 --
                               ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,729,127         1,559,680
                               ----------        ----------
  Net increase (decrease)
   in net assets.........       6,268,696         1,601,675
NET ASSETS:
  Beginning of period....       1,175,573           --
                               ----------        ----------
  End of period..........      $7,444,269        $1,601,675
                               ==========        ==========

 **  From inception, May 1, 2001 to December 31, 2001.

                                HARTFORD          HARTFORD                                        AIM V.I.           NATIONS
                           DIVIDEND AND GROWTH  SMALL COMPANY     AIM V.I.        AIM V.I.         CAPITAL       HIGH YIELD BOND
                                HLS FUND          HLS FUND     HIGH YIELD FUND   VALUE FUND   APPRECIATION FUND     PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT*
                           -------------------  -------------  ---------------  ------------  -----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $    85,251       $  (227,241)    $ 1,010,950    $  (434,041)     $  (162,393)      $   19,333
  Capital gain of
   income................        1,575,707         2,208,066        --            1,944,021          465,776          --
  Net realized gain
   (loss) on security
   transactions..........           (8,641)         (112,828)        (32,601)         2,294            6,078             (190)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (47,168)       (5,395,479)     (3,145,343)    (9,223,745)      (3,417,446)         (24,663)
                               -----------       -----------     -----------    -----------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,605,149        (3,527,482)     (2,166,994)    (7,711,471)      (3,107,985)          (5,520)
                               -----------       -----------     -----------    -----------      -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        1,390,041         5,641,562       1,305,332     10,489,465        4,648,097           70,591
  Net transfers..........        2,374,969         8,886,654       1,892,753     18,662,827       10,430,305          318,476
  Surrenders for benefit
   payments and fees.....       (1,141,549)         (590,120)       (791,329)    (1,572,215)        (390,489)          (2,488)
  Net annuity
   transactions..........            8,535           --             --              --              --                --
                               -----------       -----------     -----------    -----------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,631,996        13,938,096       2,406,756     27,580,077       14,687,913          386,579
                               -----------       -----------     -----------    -----------      -----------       ----------
  Net increase (decrease)
   in net assets.........        4,237,145        10,410,614         239,762     19,868,606       11,579,928          381,059
NET ASSETS:
  Beginning of period....       16,086,759        10,186,454       8,773,316     24,691,440        5,561,392          --
                               -----------       -----------     -----------    -----------      -----------       ----------
  End of period..........      $20,323,904       $20,597,068     $ 9,013,078    $44,560,046      $17,141,320       $  381,059
                               ===========       ===========     ===========    ===========      ===========       ==========

                                 NATIONS
                           INTERNATIONAL VALUE
                                PORTFOLIO
                              SUB-ACCOUNT*
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................      $    1,775
  Capital gain of
   income................        --
  Net realized gain
   (loss) on security
   transactions..........            (408)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          37,969
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          39,336
                               ----------
UNIT TRANSACTIONS:
  Purchases..............         327,715
  Net transfers..........         811,765
  Surrenders for benefit
   payments and fees.....          (3,243)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,136,237
                               ----------
  Net increase (decrease)
   in net assets.........       1,175,573
NET ASSETS:
  Beginning of period....        --
                               ----------
  End of period..........      $1,175,573
                               ==========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTION--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-16 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
HL Separate Account Two
  Nations Asset
   Allocation Portfolio
    2001 Lowest contract
     charges.............     7,784,144   0.976097       7,598,080     1.23%     1.99%       (5.90)%
        Highest contract
         charges.........       126,721   0.970419         122,973     1.42%     4.42%       (5.83)%
        Remaining
         contract
         charges.........       969,576     --             942,997     --       --           --
  Nations Marsico 21st
   Century Portfolio
    2001 Lowest contract
     charges.............     5,899,594   0.599135       3,534,653     1.24%    --          (27.48)%
        Highest contract
         charges.........       118,416   0.595655          70,535     1.41%    --          (31.60)%
        Remaining
         contract
         charges.........       664,811     --             397,047     --       --           --
  Nations Marsico
   International
   Opportunities
   Portfolio
    2001 Lowest contract
     charges.............     8,920,521   1.053018       9,393,469     1.24%     0.20%      (15.05)%
        Highest contract
         charges.........        21,644   1.046895          22,659     1.42%     0.51%      (16.88)%
        Remaining
         contract
         charges.........     1,038,474     --           1,089,338     --       --           --
  Nations Capital Growth
   Portfolio
    2001 Lowest contract
     charges.............    12,203,610   0.973130      11,875,699     1.24%     0.13%      (13.00)%
        Highest contract
         charges.........           638   0.967462             617     0.62%     0.00%      (17.45)%
        Remaining
         contract
         charges.........     1,265,314     --           1,227,187     --       --           --
  Nations Small Company
   Portfolio
    2001 Lowest contract
     charges.............     4,776,613   1.040918       4,972,062     1.23%    --            2.64%
        Highest contract
         charges.........       135,437   1.034849         140,157     1.41%    --           (1.87)%
        Remaining
         contract
         charges.........       714,372     --             741,256     --       --           --
  Nations Value Portfolio
    2001 Lowest contract
     charges.............    10,372,971   1.017163      10,551,002     1.23%     0.84%       (8.36)%
        Highest contract
         charges.........       193,527   1.011247         195,704     1.40%     2.48%       (7.33)%
        Remaining
         contract
         charges.........       929,638     --             942,461     --       --           --
  Nations Marsico
   Growth & Income
   Portfolio
    2001 Lowest contract
     charges.............    47,653,604   1.286057      61,285,251     1.24%    --          (18.66)%
        Highest contract
         charges.........       287,311   1.278560         367,344     1.42%    --          (18.04)%
        Remaining
         contract
         charges.........     6,362,938     --           8,152,198     --       --           --
  Nations Marsico Focused
   Equities Portfolio
    2001 Lowest contract
     charges.............    79,924,077   1.296921     103,655,214     1.24%    --          (18.80)%
        Highest contract
         charges.........       196,444   1.289352         253,286     1.42%    --          (18.13)%
        Remaining
         contract
         charges.........     7,423,112     --           9,591,616     --       --           --
  Hartford Bond HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     3,832,299   1.193725       4,574,711     1.36%     3.78%        6.98%
        Highest contract
         charges.........    35,689,578   1.198509      42,774,280     1.23%     4.50%        7.14%
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     4,551,695   1.061497       4,831,611     1.38%     0.62%      (13.61)%
        Highest contract
         charges.........    52,982,637   1.065752      56,466,351     1.24%     0.66%      (13.48)%
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............     2,767,772   1.134057       3,138,811     1.37%     3.19%        2.24%
        Highest contract
         charges.........    25,770,737   1.138555      29,341,401     1.22%     3.15%        2.40%
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    12,305,813   1.107730      13,631,518     1.38%     2.02%       (6.14)%
        Highest contract
         charges.........   151,648,014   1.112171     168,658,523     1.23%     1.96%       (5.99)%
        Remaining
         contract
         charges.........       --          --            --           --       --           --

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  Hartford Capital
   Appreciation HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............     4,641,184   1.391694       6,459,108     1.38%     0.56%       (8.40)%
        Highest contract
         charges.........    45,078,711   1.397258      62,986,590     1.23%     0.60%       (8.26)%
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............       719,133   0.880594         633,264     1.39%     0.25%      (20.01)%
        Highest contract
         charges.........     6,146,077   0.884116       5,433,845     1.24%     0.23%      (19.89)%
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Dividend &
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............     2,135,236   1.098868       2,346,343     1.38%     1.80%       (5.54)%
        Highest contract
         charges.........    25,340,828   1.103259      27,957,496     1.23%     1.69%       (5.40)%
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Small Company
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............     1,469,614   1.143686       1,680,777     1.38%    --          (16.25)%
        Highest contract
         charges.........    14,612,418   1.148263      16,778,899     1.24%    --          (16.13)%
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  AIM High Yield Fund
    2001 Lowest contract
     charges.............     8,484,655   0.741345       6,290,057     1.24%     9.96%       (6.18)%
        Highest contract
         charges.........       106,205   0.737050          78,278     1.42%    29.30%      (13.71)%
        Remaining
         contract
         charges.........     1,312,302     --             969,209     --       --           --
  AIM Value Fund
    2001 Lowest contract
     charges.............    35,646,543   0.975718      34,780,973     1.23%     0.12%      (13.65)%
        Highest contract
         charges.........       302,889   0.970041         293,815     1.43%     0.27%      (18.10)%
        Remaining
         contract
         charges.........     7,002,766     --           6,807,704     --       --           --
  AIM Capital
   Appreciation Fund
    2001 Lowest contract
     charges.............    12,461,155   0.963222      12,002,858     1.24%    --          (24.23)%
        Highest contract
         charges.........       196,247   0.957596         187,925     1.43%    --          (28.88)%
        Remaining
         contract
         charges.........     2,201,218     --           2,112,044     --       --           --
  Nations High Yield Bond
   Portfolio
    2001 Lowest contract
     charges.............     3,293,597   1.006483       3,314,949     1.21%    17.00%        6.98%
        Highest contract
         charges.........       191,390   1.002376         191,845     1.40%    26.93%        0.46%
        Remaining
         contract
         charges.........       740,436     --             743,720     --       --           --
  Nations International
   Value Portfolio
    2001 Lowest contract
     charges.............     6,788,065   0.837309       5,683,708     1.22%     1.01%      (10.99)%
        Highest contract
         charges.........       506,780   0.833882         422,595     1.43%     1.20%      (12.40)%
        Remaining
         contract
         charges.........     1,601,118     --           1,337,966     --       --           --
  Nations MidCap Growth
   Portfolio
    2001 Lowest contract
     charges.............     1,404,499   0.836958       1,175,507     0.79%    --          (16.30)%
        Highest contract
         charges.........       162,449   0.835003         135,646     1.01%    --          (16.50)%
        Remaining
         contract
         charges.........       347,543     --             290,523     --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-18 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As explained in Note 2(b) to the financial statements, effective January 1, 2001, the Company changed its method of accounting for derivatives and hedging activities. Effective April 1, 2001, the Company changed its method of accounting for recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 28, 2002                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------
                                                       2001     2000     1999
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,157   $2,109   $1,935
   Earned premiums and other                              94       97      110
   Net investment income                               1,495    1,326    1,359
   Net realized capital losses                           (91)     (85)      (4)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,655    3,447    3,400
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,703    1,495    1,574
   Insurance expenses and other                          622      600      631
   Amortization of deferred policy acquisition
    costs and present value of future profits            566      604      539
   Dividends to policyholders                             68       67      104
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    2,959    2,766    2,848
 -----------------------------------------------------------------------------
   Income before income tax expense                      696      681      552
   Income tax expense                                     44      194      191
   Income before cumulative effect of accounting
    changes                                              652      487      361
   Cumulative effect of accounting changes, net of
    tax                                                   (6)      --       --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  646   $  487   $  361
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2001       2000
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $18,933 and $14,219)     $ 19,142   $ 14,257
   Equity securities, available for sale, at fair
    value                                                   64         48
   Policy loans, at outstanding balance                  3,278      3,573
   Other investments                                     1,136        784
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     23,620     18,662
 ------------------------------------------------------------------------
   Cash                                                     87         56
   Premiums receivable and agents' balances                 10         15
   Reinsurance recoverables                              1,215      1,257
   Deferred policy acquisition costs and present
    value of future profits                              5,338      4,325
   Deferred income tax                                     (11)       239
   Goodwill                                                189         --
   Other assets                                            724        537
   Separate account assets                             114,261    113,744
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $145,433   $138,835
 ------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                             $  6,050   $  4,828
   Other policyholder funds                             18,412     14,947
   Other liabilities                                     1,952      2,124
   Separate account liabilities                        114,261    113,744
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    140,675    135,643
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 15
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       1,806      1,045
   Accumulated other comprehensive income (loss)
     Net unrealized capital gains (losses) on
      securities, net of tax                               177         16
     Cumulative translation adjustments                     (2)        --
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME
                                             (LOSS)        175         16
 ------------------------------------------------------------------------
   Retained earnings                                     2,771      2,125
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      4,758      3,192
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $145,433   $138,835
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                             ----------------------------------------
                                                                             Net Gain
                                                             Net Unrealized  on Cash
                                                             Capital Gains    Flow
                                                             (Losses) on     Hedging     Cumulative                    Total
                                       Common  Capital       Securities,     Instruments Translation   Retained      Stockholder's
                                       Stock   Surplus       Net of Tax      Net of Tax  Adjustments   Earnings       Equity
                                                                -----------------------------------------------------------------
                                                                             (In millions)
 2001
 Balance, December 31, 2000             $6       $1,045          $  16         $  --           --         $2,125        $3,192
 Comprehensive income
   Net income                                                                                                646           646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                     (18)           21                                         3
   Net change in unrealized capital
    gains (losses) on securities (3)                               116                                                     116
   Net gain on cash flow hedging
    instruments                                                                   42                                        42
   Cumulative translation adjustments                                                          (2)                          (2)
 Total other comprehensive income                                                                                          159
   Total comprehensive income                                                                                              805
 Capital contribution from parent                   761                                                                    761
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001   $6       $1,806          $ 114         $  63           (2)        $2,771        $4,758
                                       ------------------------------------------------------------------------------------------
 2000
 Balance, December 31, 1999             $6       $1,045          $(255)        $  --           --         $1,823        $2,619
 Comprehensive income
   Net income                                                                                                487           487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                               271                                                     271
 Total other comprehensive income                                                                                          271
   Total comprehensive income                                                                                              758
 Dividends declared                                                                                         (185)         (185)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2000   $6       $1,045          $  16         $  --           --         $2,125        $3,192
                                       ------------------------------------------------------------------------------------------
 1999
 Balance, December 31, 1998             $6       $1,045          $ 184         $  --           --         $1,462        $2,697
 Comprehensive income (loss)
   Net income                                                                                                361           361
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                              (439)                                                   (439)
 Total other comprehensive loss                                                                                           (439)
   Total comprehensive income (loss)                                                                                       (78)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 1999   $6       $1,045          $(255)        $  --           --         $1,823        $2,619
                                       ------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax provision (benefit) of $62, $147 and $(236) for the years ended December 31, 2001, 2000 and 1999, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $23 for the year ended December 31, 2001. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax (losses) realized in net income of $(59), $(55) and $(2) for the years ended December 31, 2001, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                                    2000     1999
                                          -------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $   646  $   487  $   361
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  92       85        4
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                          566      604      539
  Additions to deferred policy
   acquisition costs and present value
   of future profits                         (975)    (916)    (899)
  Depreciation and amortization               (18)     (28)     (18)
  Cumulative effect of adoption of SFAS
   133                                          4       --       --
  Cumulative effect of adoption of EITF
   99-20                                        2       --       --
  Loss due to commutation of reinsurance
   (See Note 9)                                --       --       16
  Decrease (increase) in premiums
   receivable and agents' balances              5       14      (18)
  Increase (decrease) in other
   liabilities                                (84)     375     (303)
  Change in receivables, payables, and
   accruals                                   (72)      53      165
  Increase (decrease) in accrued taxes        115       34     (163)
  Decrease (increase) in deferred income
   tax                                          7       73      241
  Increase in future policy benefits          871      496      797
  Decrease (increase) in reinsurance
   recoverables                                21       32     (318)
  Other, net                                  (75)      24      (79)
                                          -------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES    1,105    1,333      325
                                          -------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (9,766)  (5,800)  (5,753)
  Sales of investments                      4,564    4,230    6,383
  Maturity and principle paydowns of
   fixed maturity investments               2,227    1,521    1,818
  Purchase of Fortis Financial Group         (683)      --       --
  Purchases of affiliates and other            --        5      (25)
                                          -------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES   (3,658)     (44)   2,423
                                          -------------------------
FINANCING ACTIVITIES
  Capital Contributions                       761       --       --
  Dividends paid                               --     (185)      --
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                    1,825   (1,103)  (2,710)
                                          -------------------------
    Net cash provided by (used for)
     financing activities                   2,586   (1,288)  (2,710)
                                          -------------------------
  Net increase (decrease) in cash              33        1       38
  Impact of foreign exchange                   (2)      --       --
  Cash -- beginning of year                    56       55       17
                                          -------------------------
  Cash -- end of year                     $    87  $    56  $    55
                                          -------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $   (69) $   173  $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist acts should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For a discussion of the impact of the September 11 terrorist attack, see Note 3.)

Effective April 1, 2001, the Company adopted EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change. The transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were offsetting gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("OCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133.

Upon adoption, the Company also reclassified $20, net of tax, to Accumulated OCI -- Net Gain on Cash Flow Hedging Instruments from Accumulated OCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain of all derivatives that are designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(e).)

In September 2000, the Financial Accounting Standards Board ("FASB") issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of APB Opinion No. 25" ("FIN 44" or "the Interpretation"). FIN 44 clarifies the application of APB Opinion No. 25 regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination, and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards, and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 2000, Hartford Life adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB 101"). SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by adopting these changes in accounting principles.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale by requiring those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS No. 141 eliminates the pooling-of-interests method of accounting for business combinations requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill.

SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded; however, its fair value is periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested for impairment in the year of adoption, including an initial test performed within six months. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed by the end of the year.

SFAS No. 142 requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. The reassessment must be completed prior to the end of the first quarter of 2002.

All provisions of SFAS No. 142 will be applied beginning January 1, 2002 to goodwill and other intangible assets. Goodwill amortization totaled $4, after-tax, in 2001. Application of the non-amortization provisions of the statement are expected to result in an increase in net income of $6, after tax, in 2002. The Company is in the process of assessing the impacts from the implementation of the other provisions of SFAS No. 142.

(d) INVESTMENTS

Hartford Life's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at the outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(1), $(9) and $2 for the years ended December 31, 2001, 2000 and 1999, respectively. Under the terms of the contracts, the realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

In general, the Company's investments are adjusted for other than temporary impairments when it is determined that the Company is unable to recover its cost basis in the security. Impairment charges are included in net realized capital gains (losses). Factors considered in evaluating whether a decline in value is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer, and (c) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(e) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) held for other risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in OCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or OCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other risk management purposes are reported in current period earnings as realized capital gains or losses. As of December 31, 2001, the Company carried $113 of derivative assets in other invested assets and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-120% of the inverse changes in the fair value or discounted cash flows of the hedged item. High effectiveness is calculated using a cumulative approach. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign-currency hedge, or as held for other risk management purposes. However, in cases where (1) the host contract is measured at fair value, with changes in fair value reported in current earnings or (2) the Company is unable to reliably identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expires or is sold, terminated, or exercised; or (3) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in OCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2001, $1.9 billion of after-tax deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/ losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2001, the Company held $2.2 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the year ended December 31, 2001.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Effectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2001, the Company held $1.9 billion in derivative notional value related to this strategy. The Company also uses cash-flow hedges, in its anticipated purchase of fixed maturity investments.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2001, the Company held $215 in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to exactly offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2001, the Company held $149 in derivative notional value related to this strategy.

OTHER RISK MANAGEMENT ACTIVITIES

General

The Company's other risk management activities relate to strategies used to meet the following Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. For the year ended December 31, 2001, the Company recognized an after-tax net loss of $14 (reported as realized capital losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2001, the Company held $2.7 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

Risk Management Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable

Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may be at a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

Other

Periodically, the Company enters into swap agreements that have cash flows based upon the results of a referenced index or asset pool. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2001, the Company held $230 in derivative notional value related to this strategy.

The Company will issue an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 3-5 years. At December 31, 2001, the Company held $803 in derivative notional value related to this strategy.

(f) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder.

(g) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years.

Deferred policy acquisition costs related to investment contracts and universal life type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income. The average rate of assumed future investment yield used in estimating expected gross profits related to variable annuity and variable life business was 9.0% at December 31, 2001 and for all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5.0-8.5%.

Deferred policy acquisition costs related to traditional policies are amortized over the premium paying period of the related policies in proportion to the ratio of the present value of annual expected premium income to the present value of total expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2001        2000        1999
                                                                     -----------------------------
Commissions                                                          $ 976       $ 929       $ 887
Deferred acquisition costs                                            (957)       (916)       (899)
General insurance expenses and other                                   603         587         643
                                                                     -----------------------------
                                INSURANCE EXPENSES AND OTHER         $ 622       $ 600       $ 631
                                                                     -----------------------------

(h) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(i) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $18.4 billion and $14.9 billion for the years ended December 31, 2001 and 2000, respectively, represent policyholder obligations.

The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(j) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts and premiums are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(k) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.

(l) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 14%, 18% and 24% as of December 31, 2001, 2000 and 1999, respectively, of total life insurance in force. Dividends to policyholders were $68, $67 and $104 for the years ended December 31, 2001, 2000 and 1999, respectively. There were no additional amounts of income allocated to participating policyholders.

3. SEPTEMBER 11 TERRORIST ATTACK

As a result of the September 11 terrorist attack, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. FORTIS ACQUISITION

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. Hartford Life Insurance Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis. The purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc was made by Hartford Life and Accident Insurance Company, the Company's parent. The acquisition was accounted for using the purchase method and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

The assets and liabilities acquired in this transaction were generally recorded at estimated fair values as prescribed by applicable purchase accounting rules. In addition, an intangible asset representing the present value of future profits ("PVP") of the acquired business was established in the amount of $605. The PVP is amortized to expense in relation to the estimated gross profits of the underlying insurance contracts, and interest is accreted on the unamortized balance. For the year ended December 31, 2001, amortization of PVP amounted to $66. Goodwill of $169, representing the excess of the purchase price over the amount of net assets (including PVP) acquired, also has been recorded and was being amortized on a straight-line basis until January 1, 2002. (See
Note 2(c)).

The following is detail of the PVP activity as of December 31, 2001:

                                                                     2001
                                                                     ----
BEGINNING PVP BALANCE                                                $ --
Acquisition costs                                                     605
Accretion of interest                                                  29
Amortization                                                          (66)
                                                                     ----
                                          ENDING PVP BALANCE         $568
                                                                     ----

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2001         2000         1999
                                                                   --------------------------------
Interest income from fixed maturities                              $1,105       $  959       $  934
Interest income from policy loans                                     304          305          391
Income from other investments                                          99           75           48
                                                                   --------------------------------
Gross investment income                                             1,508        1,339        1,373
Less: Investment expenses                                              13           13           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,495       $1,326       $1,359
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2001       2000        1999
                                                                   ---------------------------
Fixed maturities                                                   $(52)      $(106)      $(5)
Equity securities                                                  (17)           3         2
Real estate and other                                              (23)           9         1
Change in liability to policyholders for net realized
 capital losses (gains)                                              1            9        (2)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $(91)      $ (85)      $(4)
                                                                   ---------------------------

(c) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2001       2000       1999
                                                                   --------------------------
Gross unrealized capital gains                                     $ 1        $ 2        $ 9
Gross unrealized capital losses                                     (9)        (5)        (2)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (8)        (3)         7
Deferred income taxes                                               (2)        (1)         2
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (6)        (2)         5
Balance -- beginning of year                                        (2)         5          1
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(4)       $(7)       $ 4
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2001        2000        1999
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 497       $ 269       $  48
Gross unrealized capital losses                                     (288)       (231)       (472)
Unrealized capital (gains) losses credited to policyholders          (24)        (10)         24
                                                                   -----------------------------
Net unrealized capital gains (losses)                                185          28        (400)
Deferred income taxes                                                 65          10        (140)
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                    120          18        (260)
Balance -- beginning of year                                          18        (260)        183
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 102       $ 278       $(443)
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                             As of December 31, 2001
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,179        26          (3)       1,202
States, municipalities and political subdivisions                        44         4          (1)          47
International governments                                               312        18          (3)         327
Public utilities                                                        994        14         (26)         982
All other corporate, including international                          8,829       266        (129)       8,966
All other corporate -- asset backed                                   5,816       142        (104)       5,854
Short-term investments                                                1,008        --          --        1,008
Certificates of deposit                                                 503        12         (20)         495
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $18,933      $497       $(288)     $19,142
                                                                   --------------------------------------------

                                                                             As of December 31, 2000
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   185      $ 16       $  --      $   201
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                             895        20          (9)         906
States, municipalities and political subdivisions                        79         5          (1)          83
International governments                                               269         7          (8)         268
Public utilities                                                        557         4         (10)         551
All other corporate, including international                          5,816       102        (153)       5,765
All other corporate -- asset backed                                   5,284       112         (39)       5,357
Short-term investments                                                  750        --          --          750
Certificates of deposit                                                 383         3         (11)         375
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,219      $269       $(231)     $14,257
                                                                   --------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2001 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized            Fair
                                                        Cost              Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,516           $ 2,528
Over one year through five years                         6,762             6,856
Over five years through ten years                        5,229             5,277
Over ten years                                           4,426             4,481
                                                      ----------------------------
                                               TOTAL   $18,933           $19,142
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $4.6 billion, $3.0 billion and $3.4 billion, gross realized capital gains of $83, $29 and $153, and gross realized capital losses (including writedowns) of $135, $126 and $160, respectively. Sales of equity security investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $42, $15 and $7, respectively. Sales of equity security investments for the years ended
December 31, 2000 and 1999 resulted in gross realized capital gains of $5 and $2, respectively. There were no realized gains on sales of equity securities for the year ended December 31, 2001. Sales of equity security investments for the years ended December 31, 2001 and 2000 resulted in gross realized capital losses of $17 and $2, respectively. There were no realized capital losses on sales of equity security investments in 1999.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS
The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $5.1 billion at December 31, 2001 and $3.7 billion at December 31, 2000.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2001 and 2000 by derivative type and strategy is as follows:

                                                                                BY DERIVATIVE TYPE
                                                  -------------------------------------------------------------------------------
                                                  December 31, 2000                      Maturities/           December 31, 2001
                                                   Notional Amount    Additions      Terminations (1)(2)        Notional Amount
                                                  -------------------------------------------------------------------------------
        Caps                                            $  577          $   --              $   --                   $  577
        Floors                                             295              --                  --                      295
        Swaps/Forwards                                   2,618           1,553                 869                    3,302
        Futures                                            144             153                 220                       77
        Options                                             75             869                  50                      894
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

                                                                                    BY STRATEGY
                                                  -------------------------------------------------------------------------------
        Liability                                       $  661          $   17              $    1                   $  677
        Anticipatory                                       144             153                 220                       77
        Asset                                            2,764           2,405                 918                    4,251
        Portfolio                                          140              --                  --                      140
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

    (1) During 2001, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

    (2) When terminating certain hedging relationships, the Company will enter into a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. As of December 31, 2001 and 2000, the Company had notional values for offsetting portfolio strategies of $140 and offsetting asset strategies of $879.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2001 and 2000, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2001 and 2000 were as follows:

                                                           2001      2000
                                                         ------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored)                              $ 1        $3
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored -- asset backed)               53         4
                                                         ------------------
                                                           $54        $7
                                                         ------------------

At December 31, 2001 and 2000, Hartford Life Insurance Company had accepted collateral consisting of cash and U.S. Government securities with a fair value of $142 and $252, respectively. At December 31, 2001 and 2000, only cash collateral of $58 and $31, respectively, was recorded on the balance sheet in short-term investments and other liabilities. While Hartford Life Insurance Company is permitted by contract to sell or repledge the noncash collateral, none of the collateral has been sold or repledged at December 31, 2001 and 2000. As of December 31, 2001 and 2000 all collateral accepted was held in separate custodial accounts.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                               2001               2000
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $19,142   $19,142  $14,257   $14,257
  Equity securities                                           64        64       48        48
  Policy loans                                             3,278     3,278    3,573     3,573
  Other investments                                        1,136     1,136      784       785
LIABILITIES
  Other policyholder funds (1)                            15,648    15,514   11,676    11,305
                                                         ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $114.3 billion and $113.7 billion as of December 31, 2001 and 2000, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.2 billion and $104.1 billion as of December 31, 2001 and 2000, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $10.1 and $9.6 billion as of December 31, 2001 and 2000, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $575 and $697 as of December 31, 2001 and 2000, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees and other revenues were $1.2 billion, $1.3 billion, $1.1 billion in 2001, 2000 and 1999, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.4% and 6.6% as of December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $9.8 billion and $9.4 billion in fixed maturities as of December 31, 2001 and 2000, respectively, and $243 of other invested assets as of December 31, 2001. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $37 and $3 in carrying value and $3.2 billion and $3.5 billion in notional amounts as of December 31, 2001 and 2000, respectively.

9. STATUTORY RESULTS

                                For the years ended December 31,
                              ------------------------------------
                               2001           2000           1999
                              ------------------------------------
Statutory net income          $ (485)        $  283         $  151
                              ------------------------------------
Statutory capital and
 surplus                      $2,412         $1,972         $1,905
                              ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2002, without prior regulatory approval, is estimated to be $241.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus.

10. STOCK COMPENSATION PLANS

The Company's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2001 and 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the year ended December 31, 1999, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

11. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in the Company's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $11, $5 and $6 in 2001, 2000 and 1999, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2001, 2000 and 1999.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $4 in 2001, 2000 and 1999, respectively.

12. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2001, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance greater than 10% of stockholder's equity.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $693, $578 and $397 for the years ended December 31, 2001, 2000 and 1999, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2001           2000           1999
                                                                     ------------------------------------
Gross                                                                $3,152         $2,885         $2,660
Reinsurance assumed                                                      79             44             95
Reinsurance ceded                                                      (980)          (723)          (710)
                                                                     ------------------------------------
                                                         NET         $2,251         $2,206         $2,045
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $101 and $119 in 2001, 2000 and 1999, respectively, and accident and health premium of $418, $429 and $430, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 of premium from HLA in 1999. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

13. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing a separate federal income tax return.
Beginning in 2000, the Company was included in The Hartford's consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999. The Company's effective tax rate was 6%, 28% and 35% in 2001, 2000 and 1999, respectively.

Income tax expense (benefit) is as follows:

                                                                      For the years ended December 31,
                                                                     ----------------------------------
                                                                      2001          2000          1999
                                                                     ----------------------------------
Current                                                              $(202)         $121          $(50)
Deferred                                                               246            73           241
                                                                     ----------------------------------
                                          INCOME TAX EXPENSE         $  44          $194          $191
                                                                     ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2001           2000           1999
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $244           $238           $193
Municipal bond and other tax-exempt income                              (60)           (24)            --
IRS audit settlement (See Note 12(c))                                    --            (24)            --
Tax adjustment                                                         (144)            --             --
Other                                                                     4              4             (2)
                                                                       ----------------------------------
                                                       TOTAL           $ 44           $194           $191
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2001            2000
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 737           $ 749
Financial statement deferred policy acquisition costs and
 reserves                                                              (494)           (112)
Employee benefits                                                        12              (1)
Net unrealized capital losses (gains) on securities                    (102)             (9)
Investments and other                                                  (164)           (388)
                                                              -----------------------------
                                                       TOTAL          $ (11)          $ 239
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $144 and $96 as of December 31, 2001 and 2000, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2001.
14. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $55, $56 and $47 in 2001, 2000 and 1999, respectively.

15. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $14 and $9 in 2001, 2000 and 1999, respectively. Future minimum rental commitments are as follows:

2002                   $     15
2003                         13
2004                         13
2005                         13
2006                         13
Thereafter                   41
                       --------
                TOTAL  $    108
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $11, $10 and $9 in 2001, 2000 and 1999, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). In August 2001, the Company recorded a $130 benefit, primarily the result of the favorable treatment of certain tax matters related to separate account investment activity arising during the 1996-2000 tax years. During 2000, the Company recorded a $24 tax benefit as a result of a settlement with the IRS with respect to certain similar tax matters for the 1993-1995 tax years.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examination and other tax related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2001, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $189. These capital commitments can be called by the partnerships during a 3-6 year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

16. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2001        2000        1999
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  2,114    $  2,068    $  1,884
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
  Other                                                         50          69         112
                                                         ----------------------------------
                                         TOTAL REVENUES   $  3,655    $  3,447    $  3,400
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $    867    $    724    $    699
  Individual Life                                              204         142         169
  COLI                                                         352         366         431
  Other                                                         72          94          60
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,495    $  1,326    $  1,359
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PVP
  Investment Products                                     $    413    $    477    $    411
  Individual Life                                              153         127         128
  COLI                                                          --          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    566    $    604    $    539
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $    111    $    150    $    159
  Individual Life                                               54          38          37
  COLI                                                          17          19          15
  Other                                                       (138)        (13)        (20)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $     44    $    194    $    191
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    375    $    354    $    300
  Individual Life                                              106          70          68
  COLI                                                          36          35          28
  Other                                                        129          28         (35)
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    646    $    487    $    361
                                                         ----------------------------------
ASSETS
  Investment Products                                     $106,497    $106,553    $106,352
  Individual Life                                            9,248       6,558       5,962
  COLI                                                      26,835      23,384      20,198
  Other                                                      2,853       2,340       2,453
                                                         ----------------------------------
                                           TOTAL ASSETS   $145,433    $138,835    $134,965
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,392    $  1,447    $  1,313
    Other                                                      722         621         571
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      2,114       2,068       1,884
                                                         ----------------------------------
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
                                                         ----------------------------------

17. QUARTERLY RESULTS FOR 2001 AND 2000 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2001      2000      2001      2000      2001      2000      2001       2000
                                     ------------------------------------------------------------------------------
Revenues                               $879      $838      $931      $831      $917      $919      $928     $  859
Benefits, claims and expenses           685       645       746       682       759       730       769        709
Net income                              135       128       129       130       265       129       117        100
                                     ------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                                                    Amount at
                                                         Fair      which shown
                           Type of Investment   Cost     Value   on Balance Sheet
                                               ----------------------------------
FIXED MATURITIES
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)  $   247  $   260      $   260
  U.S. Government and Government agencies and
   authorities (guaranteed and sponsored) --
   asset backed                                  1,179    1,202        1,202
  States, municipalities and political
   subdivisions                                     44       47           47
  International governments                        312      327          327
  Public utilities                                 994      982          982
  All other corporate, including
   international                                 8,829    8,966        8,966
  All other corporate -- asset backed            5,816    5,854        5,854
  Short-term investments                         1,008    1,008        1,008
  Certificates of deposit                          503      495          495
  Redeemable preferred stock                         1        1            1
                                               ----------------------------------
                       TOTAL FIXED MATURITIES   18,933   19,142       19,142
                                               ----------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                      71       64           64
                                               ----------------------------------
                      TOTAL EQUITY SECURITIES       71       64           64
                                               ----------------------------------
 TOTAL FIXED MATURITIES AND EQUITY SECURITIES   19,004   19,206       19,206
                                               ----------------------------------
Policy Loans                                     3,278    3,278        3,278
                                               ----------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                    256      256          256
  Investment in partnerships and trusts            701      721          721
  Futures, options and miscellaneous                84      159          159
                                               ----------------------------------
                      TOTAL OTHER INVESTMENTS    1,041    1,136        1,136
                                               ----------------------------------
                            TOTAL INVESTMENTS  $23,323  $23,620      $23,620
                                               ----------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                     Deferred
                                      Policy      Future      Other                     Earned         Net
                                    Acquisition   Policy   Policyholder   Policy       Premiums     Investment
Segment                                Costs     Benefits     Funds        Fees       and Other       Income
                                    --------------------------------------------------------------------------

2001
Investment Products                   $3,592      $4,211     $11,106      $1,249        $  (2)        $  867
Individual Life                        1,170         506       2,945         555           15            204
Corporate Owned Life Insurance             8         321       4,120         353           12            352
Other                                     --       1,012         241          --           69             72
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,770      $6,050     $18,412      $2,157        $  94         $1,495
                                    --------------------------------------------------------------------------
2000
                                    --------------------------------------------------------------------------
Investment Products                   $3,292      $3,293     $ 8,287      $1,325        $  19         $  724
Individual Life                        1,033         274       1,984         394            9            142
Corporate Owned Life Insurance            --         283       4,645         390            9            366
Other                                     --         978          31          --           60             94
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,325      $4,828     $14,947      $2,109        $  97         $1,326
                                    --------------------------------------------------------------------------
1999
                                    --------------------------------------------------------------------------
Investment Products                   $3,099      $2,744     $ 8,859      $1,148        $  37         $  699
Individual Life                          914         270       1,880         388           17            169
Corporate Owned Life Insurance            --         321       5,244         399           --            431
Other                                     --         997          21          --           56             60
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,013      $4,332     $16,004      $1,935        $ 110         $1,359
                                    --------------------------------------------------------------------------

                                              Benefits,             Amortization
                                      Net     Claims and Insurance  of Deferred
                                    Realized    Claim    Expenses      Policy
                                    Capital   Adjustment    and     Acquisition   Dividends to
Segment                              Losses    Expenses    Other       Costs      Policyholders
                                    -----------------------------------------------------------
2001
Investment Products                   $ --      $  801     $ 415        $413          $ --
Individual Life                         --         330       128         153             2
Corporate Owned Life Insurance          --         514        84          --            66
Other                                  (91)         58        (5)         --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(91)     $1,703     $ 622        $566          $ 68
                                    -----------------------------------------------------------
2000
                                    -----------------------------------------------------------
Investment Products                   $ --      $  686     $ 401        $477          $ --
Individual Life                         --         216        94         127            --
Corporate Owned Life Insurance          --         545        99          --            67
Other                                  (85)         48         6          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(85)     $1,495     $ 600        $604          $ 67
                                    -----------------------------------------------------------
1999
                                    -----------------------------------------------------------
Investment Products                   $ --      $  660     $ 354        $411          $ --
Individual Life                         --         254        87         128            --
Corporate Owned Life Insurance          --         621        62          --           104
Other                                   (4)         39       128          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $ (4)     $1,574     $ 631        $539          $104
                                    -----------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                         Percentage of
                                                     Gross    Ceded to Other   Assumed From      Net         Amount
                                                     Amount     Companies     Other Companies   Amount   Assumed to Net
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2001
Life insurance in force                             $354,961     $170,359         $43,374      $227,976      19.0%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,637     $    486         $    63      $  2,214       2.8%
Accident and health insurance                            515          494              16            37      43.2%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  3,152     $    980         $    79      $  2,251       3.5%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                             $348,605     $145,529         $10,219      $213,295       4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,414     $    271         $    35      $  2,178       1.6%
Accident and health insurance                            471          452               9            28      32.1%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,885     $    723         $    44      $  2,206       2.0%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                             $307,970     $131,162         $11,785      $188,593       6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,212     $    275         $    84      $  2,021       4.2%
Accident and health insurance                            448          435              11            24      45.8%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,660     $    710         $    95      $  2,045       4.6%
                                                    -------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life
                  Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)    Not applicable.

           (3)    (a)   Principal Underwriter Agreement.(2)

           (3)    (b)   Form of Dealer Agreement.(3)

           (4)    Form of Variable Annuity Contract.(2)

           (5)    Form of Application.(4)

           (6)    (a)   Certificate of Incorporation of Hartford.(4)

           (6)    (b)   Bylaws of Hartford.(5)

           (7)    Not applicable.

           (8)    Form of Fund Participation Agreement.(6)

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

           (10)   Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

           (11)   No financial statements are omitted.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Power of Attorney.

           (16)   Organizational Chart.(7)

---------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-69489 filed on April 12, 1999.

(3) Incorporated by reference to Post-Efective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-69485 filed on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-70153, filed on August 25, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 18, to the Registration Statement File No. 333-69485 filed on April 8, 2002.

Item 25. Directors and Officers of the Depositor

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
Eric H. Wietsma                 Vice President
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

              See Item 24(b)(16)

Item 27. Number of Contract Owners

              As of January 31, 2002, there are 267,182 Contract Owners.

Item 28. Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

        (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ
         Variable Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

        (b)  Directors and Officers of HSD


                                                Positions and Offices
             Name                                 With  Underwriter
             ----                                 -----------------
         David A. Carlson                 Vice President
         Bruce W. Ferris                  Vice President
         David T. Foy                     Treasurer
         George R. Jay                    Controller
         Ryan Johnson                     Vice President
         Stephen T. Joyce                 Vice President
         Thomas M. Marra                  President, Chief Executive Officer and
                                          Chairman of the Board, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary
         John C. Walters                  Executive Vice President, Director


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

        All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                  SIGNATURES
                                  ----------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 8th day of April, 2002.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

*By:    Thomas M. Marra                *By:   /s/ Marianne O'Doherty
      -------------------------------         ---------------------------------
      Thomas M. Marra, President,                    Marianne O'Doherty
      Chief Executive Officer and                    Attorney-in-Fact
      Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By:   Thomas M. Marra
     --------------------------------
     Thomas M. Marra, President,
     Chief Executive Officer and
     Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board,
     Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,        By:  /s/ Marianne O'Doherty
     Director*                                          ------------------------
John C. Walters, Executive Vice President,               Marianne O'Doherty
     Director*                                           Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                     Date: April 8, 2002
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*





333-69489

                                   EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Power of Attorney.